                       SUPPLEMENT DATED NOVEMBER 10, 2000
                                       to
                          PROSPECTUS DATED MAY 1, 2000
                                      for
                    Last Survivor Flexible Premium Variable
                        Universal Life Insurance Policy

                                   Issued by
                          MONY Life Insurance Company
                            MONY Variable Account L

EFFECTIVE NOVEMBER 10, 2000 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     New pages D-3 through D-53 are substituted to reflect a change in the current cost of insurance rates as of November 10, 2000.

Form No. 14431 SL (Supp 11/10/00)                     Registration No. 333-71677

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY Variable Account L:
  Statement of Assets and Liabilities as of June 30, 2000
     (unaudited)............................................   F-2
  Statement of Operations for the periods ended June 30,
     2000 (unaudited).......................................   F-4
  Statement of Changes in Net Assets for the periods ended
     June 30, 2000 (unaudited)..............................   F-6
  Notes to Financial Statements (unaudited).................   F-8

With respect to MONY Life Insurance Company:
  Unaudited interim condensed consolidated balance sheets as of June 30, 2000 and December 31, 1999.................  F-10
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended June 30, 2000 and 1999...................  F-11
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the six-month
     periods ended June 30, 2000 and 1999...................  F-12
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the six-month
     period ended June 30, 2000.............................  F-13
  Unaudited interim condensed consolidated statements of
     cash flows for the six-month period ended June 30, 2000
     and 1999...............................................  F-14
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-15

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                MONY CUSTOM ESTATE MASTER
                                    ----------------------------------------------------------------------------------
                                    MONY SERIES
                                    FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    -----------   --------------------------------------------------------------------

                                       MONEY                   SMALL COMPANY                INTERNATIONAL
                                      MARKET        EQUITY         VALUE        MANAGED        GROWTH         GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    -----------   ----------   -------------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds...     46,272           36            20            21            201          3,458
                                      =======       ======         =====         =====         ======        =======
Investments at cost...............    $46,272       $1,312         $ 653         $ 773         $1,808        $21,784
                                      =======       ======         =====         =====         ======        =======
Investments in respective Funds,
  at net asset value..............    $46,272       $1,641         $ 643         $ 755         $1,651        $21,994
Amount due from MONY..............          0            0             0             0              0          5,512
Amount due from respective
  Funds...........................          0            0             0             0              0             27
                                      -------       ------         -----         -----         ------        -------
         Total assets.............     46,272        1,641           643           755          1,651         27,533
                                      -------       ------         -----         -----         ------        -------
           LIABILITIES
Amount due to MONY................          0            0             0             0              0             27
Amount due to respective Funds....          6            0             0             0              0          5,514
                                      -------       ------         -----         -----         ------        -------
         Total liabilities........          6            0             0             0              0          5,541
                                      -------       ------         -----         -----         ------        -------
Net assets........................    $46,266       $1,641         $ 643         $ 755         $1,651        $21,992
                                      =======       ======         =====         =====         ======        =======
Net assets consist of:
    Contractholders' net
      payments....................    $45,322       $1,299         $ 656         $ 775         $1,819        $21,789
    Undistributed net investment
      income (loss)...............        944           (3)           (1)            0             (3)            (8)
    Accumulated net realized gain
      (loss) on investments.......          0           16            (2)           (2)            (8)             1
    Net unrealized appreciation
      (depreciation) of
      investments.................          0          329           (10)          (18)          (157)           210
                                      -------       ------         -----         -----         ------        -------
Net assets........................    $46,266       $1,641         $ 643         $ 755         $1,651        $21,992
                                      =======       ======         =====         =====         ======        =======
Number of units outstanding*......      4,533          131            65            78            183          2,165
                                      -------       ------         -----         -----         ------        -------
Net asset value per unit
  outstanding*....................    $ 10.21       $12.49         $9.83         $9.64         $ 9.02        $ 10.16
                                      =======       ======         =====         =====         ======        =======

                                           MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------

                                         ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------
                                                                   EQUITY
                                    SMALL COMPANY     EQUITY      GROWTH &
                                       GROWTH         INCOME       INCOME
                                     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                    -------------   ----------   ----------
              ASSETS
Shares held in respective Funds...        448            292        1,190
                                       ======         ======      =======
Investments at cost...............     $3,651         $1,547      $ 7,510
                                       ======         ======      =======
Investments in respective Funds,
  at net asset value..............     $3,920         $1,512      $ 7,530
Amount due from MONY..............          0              0        5,512
Amount due from respective
  Funds...........................          0              0            0
                                       ------         ------      -------
         Total assets.............      3,920          1,512       13,042
                                       ------         ------      -------
           LIABILITIES
Amount due to MONY................          0              0            0
Amount due to respective Funds....          0              0        5,512
                                       ------         ------      -------
         Total liabilities........          0              0        5,512
                                       ------         ------      -------
Net assets........................     $3,920         $1,512      $ 7,530
                                       ======         ======      =======
Net assets consist of:
    Contractholders' net
      payments....................     $3,651         $1,545      $ 7,511
    Undistributed net investment
      income (loss)...............         (3)            (1)          (1)
    Accumulated net realized gain
      (loss) on investments.......          3              3            0
    Net unrealized appreciation
      (depreciation) of
      investments.................        269            (35)          20
                                       ------         ------      -------
Net assets........................     $3,920         $1,512      $ 7,530
                                       ======         ======      =======
Number of units outstanding*......        381            152          746
                                       ------         ------      -------
Net asset value per unit
  outstanding*....................     $10.30         $ 9.91      $ 10.09
                                       ======         ======      =======

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONY CUSTOM ESTATE MASTER
                                         ----------------------------------------------------------------------------------
                                                ENTERPRISE           FIDELITY VARIABLE INSURANCE
                                            ACCUMULATION TRUST              PRODUCTS FUND             JANUS ASPEN SERIES
                                         -------------------------   ----------------------------   -----------------------
                                                                                      VIP III
                                           CAPITAL      MULTI-CAP        VIP           GROWTH       AGGRESSIVE
                                         APPRECIATION     GROWTH       GROWTH      OPPORTUNITIES      GROWTH      BALANCED
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                         ------------   ----------   -----------   --------------   ----------   ----------
                ASSETS
Shares held in respective Funds........      1,074           785           28              64            118           58
                                           =======       =======       ======          ======         ======       ======
Investments at cost....................    $ 8,598       $10,420       $1,464          $1,409         $6,490       $1,577
                                           =======       =======       ======          ======         ======       ======
Investments in respective Funds, at net
  asset value..........................    $ 8,652       $10,569       $1,443          $1,322         $6,583       $1,533
Amount due from MONY...................      3,675         3,675            0               0              0            0
Amount due from respective Funds.......          0             8            0               0              8           27
                                           -------       -------       ------          ------         ------       ------
         Total assets..................     12,327        14,252        1,443           1,322          6,591        1,560
                                           -------       -------       ------          ------         ------       ------
              LIABILITIES
Amount due to MONY.....................          0             8            0               0              8           27
Amount due to respective Funds.........      3,675         3,676            0               0              1            0
                                           -------       -------       ------          ------         ------       ------
         Total liabilities.............      3,675         3,684            0               0              9           27
                                           -------       -------       ------          ------         ------       ------
Net assets.............................    $ 8,652       $10,568       $1,443          $1,322         $6,582       $1,533
                                           =======       =======       ======          ======         ======       ======
Net assets consist of:
    Contractholders' net payments......    $ 8,610       $10,440       $1,308          $1,309         $6,009       $1,476
    Undistributed net investment income
      (loss)...........................         (4)           (4)         158             105            509           97
    Accumulated net realized gain
      (loss) on investments............         (8)          (17)          (2)             (5)           (29)           4
    Net unrealized appreciation
      (depreciation) of investments....         54           149          (21)            (87)            93          (44)
                                           -------       -------       ------          ------         ------       ------
Net assets.............................    $ 8,652       $10,568       $1,443          $1,322         $6,582       $1,533
                                           =======       =======       ======          ======         ======       ======
Number of units outstanding*...........        881         1,141          132             131            722          147
                                           -------       -------       ------          ------         ------       ------
Net asset value per unit
  outstanding*.........................    $  9.82       $  9.27       $10.97          $10.08         $ 9.11       $10.40
                                           =======       =======       ======          ======         ======       ======

                                                 MONY CUSTOM ESTATE MASTER
                                         -----------------------------------------

                                            JANUS ASPEN SERIES          DREYFUS
                                         -------------------------   -------------

                                           CAPITAL      WORLDWIDE    DREYFUS STOCK
                                         APPRECIATION     GROWTH      INDEX FUND
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                         ------------   ----------   -------------
                ASSETS
Shares held in respective Funds........         85            88           251
                                            ======        ======        ======
Investments at cost....................     $2,700        $4,085        $9,663
                                            ======        ======        ======
Investments in respective Funds, at net
  asset value..........................     $2,703        $4,220        $9,561
Amount due from MONY...................          0             0             0
Amount due from respective Funds.......          8             0             0
                                            ------        ------        ------
         Total assets..................      2,711         4,220         9,561
                                            ------        ------        ------
              LIABILITIES
Amount due to MONY.....................          8             0             0
Amount due to respective Funds.........          1             0             1
                                            ------        ------        ------
         Total liabilities.............          9             0             1
                                            ------        ------        ------
Net assets.............................     $2,702        $4,220        $9,560
                                            ======        ======        ======
Net assets consist of:
    Contractholders' net payments......     $2,702        $4,017        $9,640
    Undistributed net investment income
      (loss)...........................          8            57            21
    Accumulated net realized gain
      (loss) on investments............        (11)           11             1
    Net unrealized appreciation
      (depreciation) of investments....          3           135          (102)
                                            ------        ------        ------
Net assets.............................     $2,702        $4,220        $9,560
                                            ======        ======        ======
Number of units outstanding*...........        310           402           929
                                            ------        ------        ------
Net asset value per unit
  outstanding*.........................     $ 8.71        $10.50        $10.29
                                            ======        ======        ======

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                             MONY CUSTOM ESTATE MASTER
                         -------------------------------------------------------------------------------------------------
                             MONY SERIES
                             FUND, INC.                               ENTERPRISE ACCUMULATION TRUST
                         -------------------   ---------------------------------------------------------------------------
                                MONEY                               SMALL COMPANY                          INTERNATIONAL
                               MARKET               EQUITY              VALUE             MANAGED             GROWTH
                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                         -------------------   -----------------   ----------------   ----------------   -----------------
                           FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                         FEBRUARY 11, 2000**   JANUARY 4, 2000**   APRIL 10, 2000**   APRIL 10, 2000**   JANUARY 4, 2000**
                               THROUGH              THROUGH            THROUGH            THROUGH             THROUGH
                            JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000       JUNE 30, 2000
                         -------------------   -----------------   ----------------   ----------------   -----------------
                             (UNAUDITED)          (UNAUDITED)        (UNAUDITED)        (UNAUDITED)         (UNAUDITED)
Dividend Income........        $1,006                $  0                $  0               $  0               $   0
Distribution from
  capital gain.........             0                   0                   0                  0                   0
Mortality and expense
  risk charges.........           (62)                 (3)                 (1)                 0                  (3)
                               ------                ----                ----               ----               -----
Net investment income
  (loss)...............           944                  (3)                 (1)                 0                  (3)
                               ------                ----                ----               ----               -----
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain
    (loss) on
    investments........             0                  16                  (2)                (2)                 (8)
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments........             0                 329                 (10)               (18)               (157)
                               ------                ----                ----               ----               -----
Net realized and
  unrealized gain
  (loss)
  on investments.......             0                 345                 (12)               (20)               (165)
                               ------                ----                ----               ----               -----
Net increase (decrease)
  in net assets
  resulting from
  operations...........        $  944                $342                $(13)              $(20)              $(168)
                               ======                ====                ====               ====               =====

                                                  MONY CUSTOM ESTATE MASTER
                         ----------------------------------------------------------------------------

                                                ENTERPRISE ACCUMULATION TRUST
                         ----------------------------------------------------------------------------
                                                SMALL COMPANY           EQUITY            EQUITY
                              GROWTH               GROWTH               INCOME        GROWTH & INCOME
                            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                         -----------------   -------------------   ----------------   ---------------
                          FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD    FOR THE PERIOD
                         JANUARY 4, 2000**   JANUARY 14, 2000**    APRIL 10, 2000**   MAY 30, 2000**
                              THROUGH              THROUGH             THROUGH            THROUGH
                           JUNE 30, 2000        JUNE 30, 2000       JUNE 30, 2000      JUNE 30, 2000
                         -----------------   -------------------   ----------------   ---------------
                            (UNAUDITED)          (UNAUDITED)         (UNAUDITED)        (UNAUDITED)
Dividend Income........        $  0                 $  0                 $  0               $ 0
Distribution from
  capital gain.........           0                    0                    0                 0
Mortality and expense
  risk charges.........          (8)                  (3)                  (1)               (1)
                               ----                 ----                 ----               ---
Net investment income
  (loss)...............          (8)                  (3)                  (1)               (1)
                               ----                 ----                 ----               ---
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain
    (loss) on
    investments........           1                    3                    3                 0
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments........         210                  269                  (35)               20
                               ----                 ----                 ----               ---
Net realized and
  unrealized gain
  (loss)
  on investments.......         211                  272                  (32)               20
                               ----                 ----                 ----               ---
Net increase (decrease)
  in net assets
  resulting from
  operations...........        $203                 $269                 $(33)              $19
                               ====                 ====                 ====               ===

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                    MONY CUSTOM ESTATE MASTER
                        ----------------------------------------------------------------------------------
                                                                        FIDELITY VARIABLE INSURANCE
                             ENTERPRISE ACCUMULATION TRUST                     PRODUCTS FUND
                        ---------------------------------------   ----------------------------------------
                             CAPITAL             MULTI-CAP               VIP                VIP III
                           APPRECIATION            GROWTH              GROWTH         GROWTH OPPORTUNITIES
                            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                        ------------------   ------------------   -----------------   --------------------
                          FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                        JANUARY 14, 2000**   JANUARY 14, 2000**   JANUARY 4, 2000**    JANUARY 4, 2000**
                             THROUGH              THROUGH              THROUGH              THROUGH
                          JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000
                        ------------------   ------------------   -----------------   --------------------
                           (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
Dividend income.......         $ 0                  $  0                $  1                  $ 17
Distribution from
  capital gain........           0                     0                 159                    90
Mortality and expense
  risk charges........          (4)                   (4)                 (2)                   (2)
                               ---                  ----                ----                  ----
Net investment income
  (loss)..............          (4)                   (4)                158                   105
                               ---                  ----                ----                  ----
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
    (loss) on
    investments.......          (8)                  (17)                 (2)                   (5)
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments.......          54                   149                 (21)                  (87)
                               ---                  ----                ----                  ----
Net realized and
  unrealized gain
  (loss) on
  investments.........          46                   132                 (23)                  (92)
                               ---                  ----                ----                  ----
Net Increase
  (decrease) in net
  assets resulting
  from operations.....         $42                  $128                $135                  $ 13
                               ===                  ====                ====                  ====

                                                          MONY CUSTOM ESTATE MASTER
                        ---------------------------------------------------------------------------------------------

                                                    JANUS ASPEN SERIES                                   DREYFUS
                        --------------------------------------------------------------------------   ----------------
                           AGGRESSIVE                              CAPITAL           WORLDWIDE           DREYFUS
                             GROWTH            BALANCED         APPRECIATION          GROWTH         STOCK INDEX FUND
                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                        ----------------   -----------------   ---------------   -----------------   ----------------
                         FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                        APRIL 7, 2000**    JANUARY 4, 2000**   APRIL 7, 2000**   JANUARY 4, 2000**    MAY 3, 2000**
                            THROUGH             THROUGH            THROUGH            THROUGH            THROUGH
                         JUNE 30, 2000       JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
                        ----------------   -----------------   ---------------   -----------------   ----------------
                          (UNAUDITED)         (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
Dividend income.......        $349               $ 26               $  9               $ 15               $  23
Distribution from
  capital gain........         163                 73                  1                 45                   0
Mortality and expense
  risk charges........          (3)                (2)                (2)                (3)                 (2)
                              ----               ----               ----               ----               -----
Net investment income
  (loss)..............         509                 97                  8                 57                  21
                              ----               ----               ----               ----               -----
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
    (loss) on
    investments.......         (29)                 4                (11)                11                   1
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments.......          93                (44)                 3                135                (102)
                              ----               ----               ----               ----               -----
Net realized and
  unrealized gain
  (loss) on
  investments.........          64                (40)                (8)               146                (101)
                              ----               ----               ----               ----               -----
Net Increase
  (decrease) in net
  assets resulting
  from operations.....        $573               $ 57               $  0               $203               $ (80)
                              ====               ====               ====               ====               =====

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              MONY CUSTOM ESTATE MASTER
                                    -----------------------------------------------------------------------------
                                        MONY SERIES
                                        FUND, INC.                     ENTERPRISE ACCUMULATION TRUST
                                    -------------------   -------------------------------------------------------
                                           MONEY                               SMALL COMPANY
                                          MARKET               EQUITY              VALUE             MANAGED
                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT*         SUBACCOUNT
                                    -------------------   -----------------   ----------------   ----------------
                                      FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                    FEBRUARY 11, 2000**   JANUARY 4, 2000**   APRIL 10, 2000**   APRIL 10, 2000**
                                          THROUGH              THROUGH            THROUGH            THROUGH
                                       JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
                                    -------------------   -----------------   ----------------   ----------------
                                        (UNAUDITED)          (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
From operations:
Net investment income (loss)......        $   944              $   (3)              $ (1)              $  0
Net realized gain (loss) on
 investments......................              0                  16                 (2)                (2)
Net change in unrealized
 appreciation (depreciation) of
 investments......................              0                 329                (10)               (18)
                                          -------              ------               ----               ----
Net increase (decrease) in net
 assets resulting from
 operations.......................            944                 342                (13)               (20)
                                          -------              ------               ----               ----
From unit transactions:
 Net proceeds from the issuance of
   units..........................         47,085               1,428                690                858
 Net asset value of units redeemed
   or used to meet contract
   obligations....................         (1,763)               (129)               (34)               (83)
                                          -------              ------               ----               ----
Net increase from unit
 transactions.....................         45,322               1,299                656                775
                                          -------              ------               ----               ----
Net increase in net assets........         46,266               1,641                643                755
Net assets beginning of period....              0                   0                  0                  0
                                          -------              ------               ----               ----
Net assets end of period*.........        $46,266              $1,641               $643               $755
                                          =======              ======               ====               ====
Unit transactions:
Units outstanding beginning of
 period...........................              0                   0                  0                  0
Units issued during the period....          4,707                 143                 69                 87
Units redeemed during the
 period...........................           (174)                (12)                (4)                (9)
                                          -------              ------               ----               ----
Units outstanding end of period...          4,533                 131                 65                 78
                                          =======              ======               ====               ====
---------------
 * Includes undistributed net
   investment income (loss) of:           $   944              $   (3)              $ (1)              $  0
                                          =======              ======               ====               ====
** Commencement of operations

                                                                       MONY CUSTOM ESTATE MASTER
                                    ------------------------------------------------------------------------------------------------

                                                                     ENTERPRISE ACCUMULATION TRUST
                                    ------------------------------------------------------------------------------------------------
                                      INTERNATIONAL                           SMALL COMPANY           EQUITY             EQUITY
                                         GROWTH              GROWTH               GROWTH              INCOME         GROWTH & INCOME
                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                    -----------------   -----------------   ------------------   -----------------   ---------------
                                     FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                    JANUARY 4, 2000**   JANUARY 4, 2000**   JANUARY 14, 2000**   APRIL 10, 2000**    MAY 30, 2000**
                                         THROUGH             THROUGH             THROUGH              THROUGH            THROUGH
                                      JUNE 30, 2000       JUNE 30, 2000       JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000
                                    -----------------   -----------------   ------------------   -----------------   ---------------
                                       (UNAUDITED)         (UNAUDITED)         (UNAUDITED)          (UNAUDITED)        (UNAUDITED)
From operations:
Net investment income (loss)......       $   (3)             $    (8)             $   (3)             $   (1)            $   (1)
Net realized gain (loss) on
 investments......................           (8)                   1                   3                   3                  0
Net change in unrealized
 appreciation (depreciation) of
 investments......................         (157)                 210                 269                 (35)                20
                                         ------              -------              ------              ------             ------
Net increase (decrease) in net
 assets resulting from
 operations.......................         (168)                 203                 269                 (33)                19
                                         ------              -------              ------              ------             ------
From unit transactions:
 Net proceeds from the issuance of
   units..........................        1,972               22,237               3,808               1,716              7,541
 Net asset value of units redeemed
   or used to meet contract
   obligations....................         (153)                (448)               (157)               (171)               (30)
                                         ------              -------              ------              ------             ------
Net increase from unit
 transactions.....................        1,819               21,789               3,651               1,545              7,511
                                         ------              -------              ------              ------             ------
Net increase in net assets........        1,651               21,992               3,920               1,512              7,530
Net assets beginning of period....            0                    0                   0                   0                  0
                                         ------              -------              ------              ------             ------
Net assets end of period*.........       $1,651              $21,992              $3,920              $1,512             $7,530
                                         ======              =======              ======              ======             ======
Unit transactions:
Units outstanding beginning of
 period...........................            0                    0                   0                   0                  0
Units issued during the period....          199                2,210                 396                 169                749
Units redeemed during the
 period...........................          (16)                 (45)                (15)                (17)                (3)
                                         ------              -------              ------              ------             ------
Units outstanding end of period...          183                2,165                 381                 152                746
                                         ======              =======              ======              ======             ======
---------------
 * Includes undistributed net
   investment income (loss) of:          $   (3)             $    (8)             $   (3)             $   (1)            $   (1)
                                         ======              =======              ======              ======             ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MONY CUSTOM ESTATE MASTER
                                  ----------------------------------------------------------------------------------
                                                                                  FIDELITY VARIABLE INSURANCE
                                       ENTERPRISE ACCUMULATION TRUST                     PRODUCTS FUND
                                  ---------------------------------------   ----------------------------------------
                                       CAPITAL             MULTI-CAP               VIP                VIP III
                                     APPRECIATION            GROWTH              GROWTH         GROWTH OPPORTUNITIES
                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  ------------------   ------------------   -----------------   --------------------
                                    FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                                  JANUARY 14, 2000**   JANUARY 14, 2000**   JANUARY 4, 2000**    JANUARY 4, 2000**
                                       THROUGH              THROUGH              THROUGH              THROUGH
                                    JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000
                                  ------------------   ------------------   -----------------   --------------------
                                     (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
From operations:
Net investment income (loss)....        $   (4)             $    (4)             $  158                $  105
Net realized gain (loss) on
 investments....................            (8)                 (17)                 (2)                   (5)
Net change in unrealized
 appreciation (depreciation) of
 investments....................            54                  149                 (21)                  (87)
                                        ------              -------              ------                ------
Net increase (decrease) in net
 assets resulting from
 operations.....................            42                  128                 135                    13
                                        ------              -------              ------                ------
From unit transactions:
 Net proceeds from the issuance
   of units.....................         8,805               10,664               1,428                 1,427
 Net asset value of units
   redeemed or used to meet
   contract obligations.........          (195)                (224)               (120)                 (118)
                                        ------              -------              ------                ------
Net increase from unit
 transactions...................         8,610               10,440               1,308                 1,309
                                        ------              -------              ------                ------
Net increase in net assets......         8,652               10,568               1,443                 1,322
Net assets beginning of
 period.........................             0                    0                   0                     0
                                        ------              -------              ------                ------
Net assets end of period*.......        $8,652              $10,568              $1,443                $1,322
                                        ======              =======              ======                ======
Unit transactions:
Units outstanding beginning of
 period.........................             0                    0                   0                     0
Units issued during the
 period.........................           901                1,165                 143                   143
Units redeemed during the
 period.........................           (20)                 (24)                (11)                  (12)
                                        ------              -------              ------                ------
Units outstanding end of
 period.........................           881                1,141                 132                   131
                                        ======              =======              ======                ======
---------------
 * Includes undistributed net
   investment income (loss) of:         $   (4)             $    (4)             $  158                $  105
                                        ======              =======              ======                ======
** Commencement of operations

                                                                    MONY CUSTOM ESTATE MASTER
                                  ---------------------------------------------------------------------------------------------

                                                              JANUS ASPEN SERIES                                   DREYFUS
                                  --------------------------------------------------------------------------   ----------------
                                    AGGRESSIVE                              CAPITAL           WORLDWIDE            DREYFUS
                                      GROWTH            BALANCED         APPRECIATION           GROWTH         STOCK INDEX FUND
                                    SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                  ---------------   -----------------   ---------------   ------------------   ----------------
                                  FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                  APRIL 7, 2000**   JANUARY 4, 2000**   APRIL 7, 2000**   JANUARY 4, 2000**     MAY 3, 2000***
                                      THROUGH            THROUGH            THROUGH            THROUGH             THROUGH
                                   JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000       JUNE 30, 2000
                                  ---------------   -----------------   ---------------   ------------------   ----------------
                                    (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)         (UNAUDITED)
From operations:
Net investment income (loss)....      $  509             $   97             $    8              $   57              $   21
Net realized gain (loss) on
 investments....................         (29)                 4                (11)                 11                   1
Net change in unrealized
 appreciation (depreciation) of
 investments....................          93                (44)                 3                 135                (102)
                                      ------             ------             ------              ------              ------
Net increase (decrease) in net
 assets resulting from
 operations.....................         573                 57                  0                 203                 (80)
                                      ------             ------             ------              ------              ------
From unit transactions:
 Net proceeds from the issuance
   of units.....................       6,173              1,622              2,775               4,203               9,666
 Net asset value of units
   redeemed or used to meet
   contract obligations.........        (164)              (146)               (73)               (186)                (26)
                                      ------             ------             ------              ------              ------
Net increase from unit
 transactions...................       6,009              1,476              2,702               4,017               9,640
                                      ------             ------             ------              ------              ------
Net increase in net assets......       6,582              1,533              2,702               4,220               9,560
Net assets beginning of
 period.........................           0                  0                  0                   0                   0
                                      ------             ------             ------              ------              ------
Net assets end of period*.......      $6,582             $1,533             $2,702              $4,220              $9,560
                                      ======             ======             ======              ======              ======
Unit transactions:
Units outstanding beginning of
 period.........................           0                  0                  0                   0                   0
Units issued during the
 period.........................         741                161                318                 419                 932
Units redeemed during the
 period.........................         (19)               (14)                (8)                (17)                 (3)
                                      ------             ------             ------              ------              ------
Units outstanding end of
 period.........................         722                147                310                 402                 929
                                      ======             ======             ======              ======              ======
---------------
 * Includes undistributed net
   investment income (loss) of:       $  509             $   97             $    8              $   57              $   21
                                      ======             ======             ======              ======              ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Eighteen subaccounts of the MONY Custom Estate Master commenced operations as of June 30, 2000 The Funds are registered under the 1940 Act as an open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master Subaccounts for the period ended June 30, 2000 aggregated $4,223.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                           COST OF SHARES    PROCEEDS FROM
          MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
          -------------------------------------            --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio...................................     $47,085           $1,819
Enterprise Accumulation Trust
Equity Portfolio.........................................       1,428              132
Small Company Value Portfolio............................         690               35
Managed Portfolio........................................         858               83
International Growth Portfolio...........................       1,972              156
Growth Portfolio.........................................      22,237              455
Small Company Growth Portfolio...........................       3,808              160
Equity Income Portfolio..................................       1,716              172
Capital Appreciation Portfolio...........................       8,805              199
Multi-Cap Growth Portfolio...............................      10,664              227
Growth & Income Portfolio................................       7,541               31
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio.....................................       1,428              122
VIP III Growth Opportunities Portfolio...................       1,428              120
Janus Aspen Series
Aggressive Growth Portfolio..............................       6,173              166
Balanced Portfolio.......................................       1,622              148
Capital Appreciation Portfolio...........................       2,775               74
Worldwide Growth Portfolio...............................       4,203              189
Dreyfus
Stock Index Portfolio....................................       9,666               26

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

            UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
                   AS OF JUNE 30, 2000 AND DECEMBER 31, 1999

                                                              JUNE 30,    DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
                                                                  ($ IN MILLIONS)
ASSETS
Investments:
  Fixed maturity securities available for sale, at fair
     value..................................................  $ 2,951.9    $ 3,066.7
  Equity securities available for sale, at fair value.......      532.5        519.8
  Mortgage loans on real estate.............................    1,334.0      1,270.4
  Policy loans..............................................       75.6         69.1
  Real estate to be disposed of.............................      306.5        300.9
  Real estate held for investment...........................       46.5         46.2
  Other invested assets.....................................       66.7         37.9
                                                              ---------    ---------
                                                              $ 5,313.7    $ 5,311.0
                                                              =========    =========
Cash and cash equivalents...................................       85.6        232.6
Accrued investment income...................................       79.5         74.6
Amounts due from reinsurers.................................      492.6        488.0
Deferred policy acquisition costs...........................      614.3        558.3
Other assets................................................      522.9        365.4
Assets transferred in Group Pension Transaction (Note 4)....    4,972.2      5,109.8
Separate account assets.....................................    6,176.6      6,398.3
Closed Block assets (Note 6)................................    6,157.3      6,182.1
                                                              ---------    ---------
     Total assets...........................................  $24,414.7    $24,720.1
                                                              =========    =========
LIABILITIES AND SHAREHOLDERS' EQUITY
Future policy benefits......................................  $   974.7    $   954.3
Policyholders' account balances.............................    1,914.9      1,942.9
Other policyholders' liabilities............................      110.4        120.4
Amounts due to reinsurers...................................       86.0         83.8
Accounts payable and other liabilities......................      550.6        581.1
Short-term debt.............................................       52.8         53.4
Long-term debt..............................................      229.9        245.4
Current federal income taxes payable........................      162.7        147.4
Liabilities transferred in Group Pension Transaction (Note
  4)........................................................    4,984.4      5,099.1
Separate account liabilities................................    6,174.2      6,396.2
Closed Block liabilities (Note 6)...........................    7,267.3      7,303.3
                                                              ---------    ---------
     Total liabilities......................................  $22,507.9    $22,927.3
                                                              =========    =========
Commitments and contingencies (Note 5)
Common stock, $1.0 par value; 2.5 million shares authorized
  and outstanding...........................................  $     2.5    $     2.5
Capital in excess of par....................................    1,628.6      1,563.6
Retained earnings...........................................      330.9        256.1
Accumulated other comprehensive (loss)......................      (55.2)       (29.4)
                                                              ---------    ---------
     Total shareholders' equity.............................    1,906.8      1,792.8
                                                              ---------    ---------
     Total liabilities and shareholders' equity.............  $24,414.7    $24,720.1
                                                              =========    =========

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
            FOR THE THREE-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                                2000         1999
                                                              ---------    ---------
                                                              ($ IN MILLIONS, EXCEPT
                                                                SHARE DATA AND PER
                                                                  SHARE AMOUNTS)
REVENUES:
Premiums....................................................   $ 28.6       $ 20.9
Universal life and investment-type product policy fees......     55.9         52.5
Net investment income.......................................    129.2        102.6
Net realized (losses)/gains on investments..................     (4.5)        41.7
Group Pension Profits (Note 4)..............................      8.1         12.0
Other income................................................     61.8         49.7
Contribution from the Closed Block (Note 6).................     10.8         11.4
                                                               ------       ------
                                                                289.9        290.8
                                                               ------       ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................     41.8         33.5
Interest credited to policyholders' account balances........     23.7         26.4
Amortization of deferred policy acquisition costs...........     22.9         15.4
Dividends to policyholders..................................      0.6          0.7
Other operating costs and expenses..........................    128.8        122.7
                                                               ------       ------
                                                                217.8        198.7
                                                               ------       ------
Income before income taxes..................................     72.1         92.1
Income tax expense..........................................     23.4         30.8
                                                               ------       ------
Net income..................................................     48.7         61.3
                                                               ------       ------
Other comprehensive loss, net...............................    (10.9)       (57.1)
                                                               ------       ------
Comprehensive income........................................   $ 37.8       $  4.2
                                                               ======       ======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
             FOR THE SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                                2000          1999
                                                              ---------    ----------
                                                              ($ IN MILLIONS, EXCEPT
                                                                SHARE DATA AND PER
                                                                  SHARE AMOUNTS)
REVENUES:
Premiums....................................................   $ 57.9       $  44.2
Universal life and investment-type product policy fees......    105.8          97.9
Net investment income.......................................    383.3         196.8
Net realized gains on investments...........................     16.6          70.6
Group Pension Profits (Note 4)..............................     18.2          26.3
Other income................................................    120.6          91.7
Contribution from the Closed Block (Note 6).................     21.4          21.9
                                                               ------       -------
                                                                723.8         549.4
                                                               ------       -------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................     80.9          73.4
Interest credited to policyholders' account balances........     49.9          54.3
Amortization of deferred policy acquisition costs...........     42.8          32.2
Dividends to policyholders..................................      1.2           0.7
Other operating costs and expenses..........................    264.8         226.5
                                                               ------       -------
                                                                439.6         387.1
                                                               ------       -------
Income before income taxes and extraordinary item...........    284.2         162.3
Income tax expense..........................................     97.7          55.4
                                                               ------       -------
Income before extraordinary item............................    186.5         106.9
                                                               ------       -------
Extraordinary loss, net of tax..............................     36.7            --
                                                               ------       -------
Net income..................................................    149.8         106.9
                                                               ------       -------
Other comprehensive loss, net...............................    (25.8)       (112.2)
                                                               ------       -------
Comprehensive income/(loss).................................   $124.0       $  (5.3)
                                                               ======       =======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

               UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT
                       OF CHANGES IN SHAREHOLDERS' EQUITY
                      SIX-MONTH PERIOD ENDED JUNE 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDERS'
                                           STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                           ------   ---------   --------   -------------   -------------
                                                                  ($ IN MILLIONS)
BALANCE, DECEMBER 31, 1999...............   $2.5    $1,563.6     $256.1       $(29.4)        $1,792.8
Capital Contribution.....................               65.0                                     65.0
Dividends Payable........................                         (75.0)                        (75.0)
Comprehensive income/(loss)..............
     Net income..........................                         149.8                         149.8
     Other comprehensive loss(1).........                                      (25.8)           (25.8)
                                                                                             --------
Comprehensive income.....................                                                       114.0
                                            ----    --------     ------       ------         --------
BALANCE, JUNE 30, 2000...................   $2.5    $1,628.6     $330.9       $(55.2)        $1,906.8
                                            ====    ========     ======       ======         ========

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

       UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
                 SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                                2000       1999
                                                              ---------   -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES.........  $   (62.4)  $  74.5
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturities securities...............................      321.7     344.7
  Equity securities.........................................      243.8     126.9
  Mortgage loans on real estate.............................       68.5      74.9
  Real estate...............................................        5.0     169.4
  Other invested assets.....................................        1.6       4.1
Acquisitions of investments:
  Fixed maturities securities...............................     (224.0)   (381.6)
  Equity securities.........................................      (70.9)    (68.4)
  Mortgage loans on real estate.............................     (128.9)   (231.5)
  Real estate...............................................      (25.5)    (15.2)
  Other invested assets.....................................      (17.4)     (2.4)
  Policy loans, net.........................................       (6.6)    (22.5)
  Other, net................................................     (150.0)     (0.6)
Property, plant and equipment, net..........................      (15.8)    (27.6)
                                                              ---------   -------
Net cash provided by/(used in) investing activities.........  $     1.5   $ (29.8)
                                                              ---------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of debt............................................      215.0        --
Repayments of debt..........................................     (286.2)    (29.8)
Receipts from annuity and universal life policies credited
  to policyholder account balances..........................    1,315.4     831.7
Return of policyholder's account balances on annuity and
  universal life policies...................................   (1,320.3)   (828.0)
Capital Contribution........................................       65.0        --
Dividends paid to shareholders..............................      (75.0)
                                                              ---------   -------
Net cash (used in) financing activities.....................      (86.1)    (26.1)
                                                              ---------   -------
Net (decrease)/increase in cash and cash equivalents........     (147.0)     18.6
Cash and cash equivalents, beginning of year................      232.6     270.2
                                                              ---------   -------
Cash and cash equivalents, end of period....................  $    85.6   $ 288.8
                                                              =========   =======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                       CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

     On November 16, 1998, pursuant to its Plan of Reorganization (the "Plan") which was approved by the New York Superintendent of Insurance on the same day (the "Plan Effective Date"), The Mutual Life Insurance Company of New York ("MONY") converted from a mutual life insurance company to a stock life insurance company (the "Demutualization") and became a wholly owned subsidiary of The MONY Group Inc., (the "MONY Group" or the "Holding Company"), a Delaware corporation organized on June 24, 1997 for the purpose of becoming the parent holding company of MONY. The MONY Group has no other operations or subsidiaries. In connection with the Plan, MONY established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies, and eligible policyholders received cash, policy credits, or shares of common stock of the MONY Group in exchange for their membership interests in MONY. Also, on November 16, 1998, the MONY Group consummated an initial public offering (the "Offerings") of approximately 12.9 million shares of its common stock and MONY changed its name to MONY Life Insurance Company (MONY Life Insurance Company and its subsidiaries are hereafter referred to as "MONY Life"). The shares of common stock issued in the Offerings are in addition to approximately 34.3 million shares of common stock of the MONY Group distributed to the aforementioned policyholders. The Plan and the Offerings are hereafter collectively referred to as the "Transaction". During 1999, the Company increased the number of its common shares authorized and outstanding from 2.0 million to 2.5 million in order to comply with regulatory requirements.

     MONY Life and its subsidiaries (hereafter collectively referred to as the "Company"), is primarily engaged in the business of providing a wide range of life insurance, annuity, and investment products and services to higher income individuals, particularly family builders, pre-retirees, and small business owners (see Note 3). The Company distributes its products primarily through its career agency sales force and various complementary distribution channels. These include sales of mutual funds sold by Enterprise Capital Management through third-party broker dealers, sales of protection products sold by U.S. Financial Life Insurance Company ("USFL") through brokerage general agencies, sales of corporate-owned life insurance ("COLI") products by the Company's corporate marketing team and sales of a variety of financial products and services through the Company's Trusted Securities Advisors Corp. subsidiary. The Company primarily sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico.

2. BASIS OF PRESENTATION:

     The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management these statements include all normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1999. The results of operations for the three-month and six-month periods ended June 30, 2000 are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the amounts presented for the comparative prior periods to conform those periods to the current presentation.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3. SEGMENT INFORMATION:

     The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

     Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment. The Company's mutual fund operation, which is conducted through its Enterprise Capital Management subsidiary, offers proprietary mutual funds directly to retail customers as well as proprietary and non-proprietary mutual funds through products marketed by the accumulation products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources) the Company aggregates its mutual fund operations with its accumulation products segment.

     Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with FASB Statement No. 131. All of the Company's other segments are combined and reported in an other products segment.

     Products comprising the protection products segment primarily include a wide range of insurance products, including; whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 4) and (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (see Note 6). The Protection Products segment also includes the in-force business from sales of last survivor universal life and last survivor whole life. In its Accumulation Products segment, the Company primarily offers flexible premium variable annuities and proprietary retail mutual funds. The Accumulation Products segment also includes the in-force business from single premium deferred annuities and immediate annuities. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (see Note 4).

     Set forth in the table below is certain financial information with respect to the Company's operating segments as of June 30, 2000 and December 31, 1999 and for the three-month and six-month periods ended June 30, 2000 and 1999, as well as amounts not allocated to the segments. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and certain nonrecurring items (e.g. items of an unusual or infrequent nature). In addition, all segment revenues are from external customers.

     Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) are included in the protection products segment.

     Amounts reported as "reconciling amounts" in the table below represent amounts not allocated to segments and primarily relate to: (i) certain expenses relating to the Company's employee benefit plans.

                     SEGMENT SUMMARY FINANCIAL INFORMATION

                                                    FOR THE THREE-MONTH    FOR THE SIX-MONTH
                                                       PERIODS ENDED         PERIODS ENDED
                                                          JUNE 30,             JUNE 30,
                                                    --------------------   -----------------
                                                      2000        1999      2000      1999
                                                    --------    --------   -------   -------
                                                                ($ IN MILLIONS)
PREMIUMS:
Protection Products(1)............................   $ 26.5      $ 18.8    $ 53.3    $ 39.3
Accumulation Products.............................      0.3         0.4       0.4       0.8
Other Products....................................      1.8         1.7       4.2       4.1
                                                     ------      ------    ------    ------
                                                     $ 28.6      $ 20.9    $ 57.9    $ 44.2
                                                     ======      ======    ======    ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Protection Products...............................   $ 38.2      $ 33.8    $ 68.5    $ 61.6
Accumulation Products.............................     17.6        18.8      36.5      36.0
Other Products....................................      0.1        (0.1)      0.8       0.3
                                                     ------      ------    ------    ------
                                                     $ 55.9      $ 52.5    $105.8    $ 97.9
                                                     ======      ======    ======    ======
NET INVESTMENT INCOME AND NET REALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Protection Products(2)............................   $ 81.9      $ 96.0    $271.6    $178.0
Accumulation Products.............................     25.6        32.6      76.2      61.5
Other Products....................................     12.5        17.0      46.2      27.9
Reconciling amounts...............................      4.7        (1.3)      5.9
                                                     ------      ------    ------    ------
                                                     $124.7      $144.3    $399.9    $267.4
                                                     ======      ======    ======    ======
OTHER INCOME:
Protection Products(3)(9).........................   $ 27.4      $ 27.2    $ 51.4    $ 55.3
Accumulation Products.............................     31.4        23.1      62.7      44.0
Other Products....................................     21.2        21.7      44.1      38.5
Reconciling amounts...............................      0.7         1.1       2.0       2.1
                                                     ------      ------    ------    ------
                                                     $ 80.7      $ 73.1    $160.2    $139.9
                                                     ======      ======    ======    ======

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    FOR THE THREE-MONTH    FOR THE SIX-MONTH
                                                       PERIODS ENDED         PERIODS ENDED
                                                          JUNE 30,             JUNE 30,
                                                    --------------------   -----------------
                                                      2000        1999      2000      1999
                                                    --------    --------   -------   -------
                                                                ($ IN MILLIONS)
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS:
Protection Products(13)...........................   $ 15.8      $  8.2    $ 28.2    $ 17.3
Accumulation Products.............................      7.1         7.2      14.6      14.9
                                                     ------      ------    ------    ------
                                                     $ 22.9      $ 15.4    $ 42.8    $ 32.2
                                                     ======      ======    ======    ======
BENEFITS TO POLICYHOLDERS:(4)
Protection Products...............................   $ 38.3      $ 33.6    $ 78.3    $ 73.7
Accumulation Products.............................     19.2        19.0      37.0      37.3
Other Products....................................      5.3         7.3      11.7      14.4
Reconciling amounts...............................      2.7          --       3.8       2.3
                                                     ------      ------    ------    ------
                                                     $ 65.5      $ 59.9    $130.8    $127.7
                                                     ======      ======    ======    ======
DIVIDENDS TO POLICYHOLDERS:
Protection Products...............................   $ (0.2)     $ (0.1)   $ (0.2)   $ (0.8)
Accumulation Products.............................      0.4         0.5       0.8       0.9
Other Products....................................      0.4         0.3       0.6       0.6
                                                     ------      ------    ------    ------
                                                     $  0.6      $  0.7    $  1.2    $  0.7
                                                     ======      ======    ======    ======
OTHER OPERATING COSTS AND EXPENSES:
Protection Product................................   $ 67.1      $ 70.7    $144.4    $130.8
Accumulation Products.............................     31.0        27.8      60.9      51.2
Other Products....................................     26.0        24.2      53.6      44.5
Reconciling amounts...............................      4.7          --       5.9        --
                                                     ------      ------    ------    ------
                                                     $128.8      $122.7    $264.8    $226.5
                                                     ======      ======    ======    ======
INCOME BEFORE INCOME TAXES:
Protection Products...............................   $ 53.0      $ 63.4    $194.1    $113.2
Accumulation Products.............................     17.2        20.4      62.5      38.0
Other Products....................................      3.9         8.5      29.4      11.3
Reconciling amounts...............................     (2.0)       (0.2)     (1.8)     (0.2)
                                                     ------      ------    ------    ------
                                                     $ 72.1      $ 92.1    $284.2    $162.3
                                                     ======      ======    ======    ======

                                                                AS OF        AS OF
                                                              JUNE 30,    DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
ASSETS:(7)
Protection Products(5)(10)..................................  $16,273.9    $16,181.4
Accumulation Products.......................................    5,922.7      6,175.0
Other Products..............................................    1,126.8      1,187.6
Reconciling amounts.........................................    1,091.3      1,176.1
                                                              ---------    ---------
                                                              $24,414.7    $24,720.1
                                                              =========    =========

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                AS OF        AS OF
                                                              JUNE 30,    DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
DEFERRED POLICY ACQUISITION COSTS:
Protection Products(11).....................................  $ 1,124.0    $ 1,094.9
Accumulation Products.......................................      154.7        153.3
                                                              ---------    ---------
                                                              $ 1,278.7    $ 1,248.2
                                                              =========    =========
POLICYHOLDERS LIABILITIES:
Protection Products(6)(12)..................................  $10,211.5    $10,231.7
Accumulation Products.......................................    1,157.5      1,236.3
Other Products..............................................      395.2        418.9
Reconciling amounts.........................................       17.0         17.4
                                                              ---------    ---------
                                                              $11,781.2    $11,904.3
                                                              =========    =========
SEPARATE ACCOUNT LIABILITIES:(7)
Protection Products(8)......................................  $ 3,885.4    $ 3,843.5
Accumulation Products.......................................    4,337.7      4,548.9
Other Products..............................................      547.2        604.2
Reconciling amounts.........................................      829.7        832.3
                                                              ---------    ---------
                                                              $ 9,600.0    $ 9,828.9
                                                              =========    =========

---------------
 (1) Excludes $147.9 million and $158.0 million of individual life premiums in the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively, and $283.6 million and $304.4 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

 (2) Excludes net investment income and net realized gains on investments in the Closed Block of $94.2 million and $94.3 million for the three-month periods ended June 30, 2000 and 1999, respectively, and $188.1 million and $191.9 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

 (3) Includes Group Pension Profits of $8.1 million and $12.0 million for the three-month period ended June 30, 2000 and 1999, respectively, and $18.2 million and $26.3 million for the six-month period ended June 30, 2000 and 1999, respectively (see Note 4).

 (4) Includes interest credited to policyholders' account balances. Excludes $162.7 million and $169.2 million of benefits and interest credited to policyholders' account balances related to the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively, and $306.5 million and $318.4 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

 (5) Includes assets transferred in the Group Pension Transaction of $4,972.2 million and $5,109.8 million as of June 30, 2000 and December 31, 1999, respectively (see Note 4).

 (6) Includes policyholder liabilities transferred in the Group Pension Transaction of $1,539.5 million and $1,645.7 million as of June 30, 2000 and December 31, 1999, respectively (see Note 4).

 (7) Each segment includes separate account assets in an amount equal to the corresponding liability reported.

 (8) Includes separate account liabilities transferred in the Group Pension Transaction of $3,425.8 million and $3,432.7 million as of June 30, 2000 and December 31, 1999 respectively (see Note 4).

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

 (9) Includes $10.8 million and $11.4 million relating to the Contribution from the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively and $21.4 million and $21.9 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

(10) Includes Closed Block assets of $6,157.3 million and $6,182.1 million as of June 30, 2000 and December 31, 1999, respectively (see Note 6).

(11) Includes deferred policy acquisition costs allocated to the Closed Block of $664.4 million and $689.9 million as of June 30, 2000 and December 31, 1999, respectively (see Note 6).

(12) Includes Closed Block policyholders' liabilities of $7,241.7 million and $7,241.0 million as of June 30, 2000 and December 31, 1999, respectively (see Note 6).

(13) Excludes $14.3 million and $17.2 million of amortization of deferred policy acquisition costs related to the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively, and $31.9 million and $35.1 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

     The following is a summary of premiums and universal life and investment-type product policy fees by product for the three-month and six-month periods ended June 30, 2000 and 1999, respectively.

                                                           THREE-MONTH        SIX-MONTH
                                                          PERIODS ENDED     PERIODS ENDED
                                                            JUNE 30,           JUNE 30,
                                                         ---------------   ----------------
                                                          2000     1999     2000      1999
                                                         ------   ------   -------   ------
                                                         ($ IN MILLIONS)   ($ IN MILLIONS)
PREMIUMS:
Individual life(1).....................................  $26.4    $18.6    $ 53.1    $39.0
Group insurance........................................    1.8      1.7       4.2      4.1
Disability income insurance............................    0.1      0.2       0.2      0.3
Other..................................................    0.3      0.4       0.4      0.8
                                                         -----    -----    ------    -----
          Total........................................  $28.6    $20.9    $ 57.9    $44.2
                                                         =====    =====    ======    =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Universal life.........................................  $18.7    $19.1    $ 34.5    $36.7
Variable universal life(2).............................   16.7     11.0      28.3     18.7
Group universal life...................................    2.8      3.7       5.7      6.2
Individual variable annuities..........................   17.6     18.7      36.3     35.7
Individual fixed annuities.............................    0.1       --       1.0      0.6
                                                         -----    -----    ------    -----
          Total........................................  $55.9    $52.5    $105.8    $97.9
                                                         =====    =====    ======    =====

---------------
(1) Excludes revenues from individual life in the Closed Block of $147.9 million and $158.0 million for the three-month periods ending June 30, 2000 and 1999, respectively, and $283.6 million and $304.4 million for the six-month periods ended June 30, 2000 and 1999, respectively.

(2) Includes corporate sponsored variable universal life products.

4. THE GROUP PENSION TRANSACTION:

     On December 31, 1993 (the "Group Pension Transaction Date"), MONY entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA").

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

     Pursuant to the Agreement, MONY agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44 percent per annum and the Series B Notes pay interest at 6.24 percent per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

     In accordance with GAAP, the transaction did not constitute a sale because MONY retained substantially all the risks and rewards associated with the deposits on contracts in force and transferred to AEGON on the Group Pension Transaction Date (the "Existing Deposits"). Accordingly, the Company continues to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". In addition, MONY reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

     Pursuant to the Agreement, MONY receives from AUSA (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Group Pension Transaction Date. However, the level of new business growth necessary for MONY to receive the New Business Growth Payment make it unlikely that MONY will ever receive any such payment.

     With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with a National Association of Insurance Commissioners ("NAIC") rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

     Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in MONY's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in MONY's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which MONY is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

     Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to MONY. If a deficit still remains, it will be applied (as provided for in the

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Agreement) as an offset against the principal payment due to MONY upon maturity of the Series A Notes.

     Management expects that Group Pension Profits will continue to decrease in the future consistent with the runoff of the Existing Deposits.

     The following tables set forth certain summarized financial information relating to the Group Pension Transaction as of the dates and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities and (iii) the components of revenue and expense comprising the Group Pension Profits:

                                                               AS OF        AS OF
                                                              JUNE 30,   DECEMBER 31,
                                                                2000         1999
                                                              --------   ------------
                                                                  ($ IN MILLIONS)
ASSETS:
General Account Fixed Maturities: available for sale, at
  estimated fair value (amortized cost; $1,453.7 million and
  $1,532.4 million, respectively)...........................  $1,428.1     $1,510.0
  Mortgage loans on real estate.............................      67.1         98.5
  Real estate to be disposed of.............................       5.3         16.8
  Cash and cash equivalents.................................      20.4         25.3
  Accrued investment income.................................      25.5         26.5
                                                              --------     --------
     Total general account assets...........................   1,546.4      1,677.1
Separate account assets.....................................   3,425.8      3,432.7
                                                              --------     --------
     Total assets...........................................  $4,972.2     $5,109.8
                                                              ========     ========
LIABILITIES:
General Account(1)
  Policyholders' account balances...........................  $1,539.5     $1,645.7
  Other liabilities.........................................      19.1         20.7
                                                              --------     --------
     Total general account liabilities......................  $1,558.6     $1,666.4
Separate account liabilities................................   3,425.8      3,432.7
                                                              --------     --------
     Total Liabilities......................................  $4,984.4     $5,099.1
                                                              ========     ========

---------------
(1) Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $78.4 million and $88.9 million as of June 30, 2000 and December 31, 1999, respectively.

(2) Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $16.2 million and $20.3 million as of June 30, 2000 and December 31, 1999, respectively.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             FOR THE          FOR THE
                                                           THREE-MONTH       SIX-MONTH
                                                          PERIODS ENDED    PERIODS ENDED
                                                             JUNE 30,         JUNE 30,
                                                          --------------   --------------
                                                          2000     1999     2000    1999
                                                          -----   ------   ------   -----
                                                                  ($ IN MILLIONS)
REVENUES:
Product policy fees.....................................  $ 5.9   $ 6.0    $12.0    $12.1
Net investment income...................................   28.3    32.5     58.4     66.6
Net realized gains on investments.......................    0.0     1.0      0.6      4.3
                                                          -----   -----    -----    -----
     Total revenues.....................................   34.2    39.5     71.0     83.0
                                                          -----   -----    -----    -----
BENEFITS AND EXPENSES:
Interest credited to policyholders' account balances....   22.3    23.0     43.2     45.5
Other operating costs and expenses......................    3.8     4.5      9.6     11.2
                                                          -----   -----    -----    -----
     Total benefits and expenses........................   26.1    27.5     52.8     56.7
                                                          -----   -----    -----    -----
  Group Pension Profits.................................  $ 8.1   $12.0    $18.2    $26.3
                                                          =====   =====    =====    =====

5. COMMITMENTS AND CONTINGENCIES:

     a.) Since late 1995 a number of purported class actions were commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action, (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (the "Goshen case",) being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgment and dismissed all claims filed in the Goshen case against the Company on the merits.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     b.) On March 27, 2000, the MONY Group and MONY Life Insurance Company were served with a complaint in an action entitled Calvin Chatlos, M.D. and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil Levin, Superintendent, New York Insurance Department, filed in the Supreme Court of the State of New York, County of New York. The action purports to be a class action on behalf of all persons or entities who had an ownership interest in one or more in-force life insurance policies issued by MONY Life Insurance Company as of November 16, 1998. Plaintiffs seek a declaratory judgment that the New York Superintendent of Insurance and the Company violated Section 7312 of the New York Insurance Law in connection with its demutualization. Plaintiffs also allege that the Company breached its contractual obligations and alleged fiduciary duties to its policyholders in connection with the demutualization. Plaintiffs seek damages against the Company for wrongfully denying them a fair and equitable amount for their membership interests. The Company believes that the claims are without merit and intends to defend itself vigorously.

     c.) In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of matters discussed in 5(a), 5(b) and 5(c) cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the consolidated financial statements at June 30, 2000, resulting from the resolution of these matters will not have a material adverse effect on the Company's consolidated financial position or results of operations.

     d.) Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the consolidated financial position and the results of operations of the Company.

     e.) The Company maintains a line of credit with domestic banks totaling $150.0 million with a scheduled renewal date in June 2001. Under this line of credit, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The Company has complied with all covenants relating thereto. The Company has not borrowed against these lines of credit since their inception.

     f.) At June 30, 2000, the Company had commitments to issue $8.6 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 7.5% to 9.0%. In addition, the Company had commitments to issue $99.0 million of fixed rate and floating rate commercial mortgage loans with interest rates ranging from 7.8% to 9.1%. The Company had commitments outstanding to purchase private fixed maturity securities as of June 30, 2000 of $102.8 million with interest rates from 7.9% to 10.8%. At June 30, 2000, the Company had commitments to contribute capital to its equity partnership investments of $125.1 million.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6. CLOSED BLOCK:

     In accordance with New York State Insurance Law, on November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to, provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

     The assets and liabilities allocated to the Closed Block were recorded in the Company's financial statements at their historical carrying values. The carrying values of the assets allocated to the Closed Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

     To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the unlikely event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

     In addition, MONY has undertaken to reimburse the Closed Block from its general account assets outside the Closed Block for any reduction in principal payments due on the Series A Notes (which have been allocated to the Closed Block) pursuant to the terms thereof, as described in Note 4. Since the Closed Block has been funded to provide for the payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure the profits are distributed to Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The results of the Closed Block are presented as a single line item in the Company's statements of income entitled, "Contribution from the Closed Block". Prior to the establishment of the Closed Block the results of the assets and policies comprising the Closed Block were reported in various line items in the Company's income statements, including: premiums, investment income, net realized gains and losses on investments, benefits, amortization of deferred policy acquisition costs, etc. In addition, all assets and liabilities allocated to the Closed Block are reported in the Company's balance sheet separately under the captions "Closed Block assets" and "Closed Block liabilities", respectively. Accordingly, certain line items in the Company's financial statements subsequent to the establishment of the Closed Block reflect material reductions in reported amounts, as compared to periods prior to the establishment of the Closed Block, while having no effect on net income.

     The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, not funded in the Closed Block. These expenses are reported in the Company's statement of operations, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables set forth certain summarized financial information relating to the Closed Block, as of and for the periods indicated:

                                                              JUNE 30,   DECEMBER 31,
                                                                2000         1999
                                                              --------   ------------
                                                                  ($ IN MILLIONS)
ASSETS:
Fixed Maturities:
  Available for sale, at estimated fair value (amortized
     cost; $3,590.6 and $3,589.6, respectively).............  $3,467.1     $3,479.5
  Mortgage loans on real restate............................     534.9        443.0
  Policy loans..............................................   1,184.4      1,199.1
  Real estate...............................................      23.3         22.1
  Cash and cash equivalents.................................      40.4        111.3
  Premiums receivable.......................................      10.1         14.2
  Deferred policy acquisition costs.........................     664.4        689.9
  Other assets..............................................     232.7        223.0
                                                              --------     --------
     Total Closed Block assets..............................  $6,157.3     $6,182.1
                                                              ========     ========
LIABILITIES:
  Future policy benefits....................................  $6,776.9     $6,781.5
  Policyholders' account balances...........................     292.9        294.6
  Other Policyholders' liabilities..........................     171.9        164.9
  Other liabilities.........................................      25.6         62.3
                                                              --------     --------
     Total Closed Block liabilities.........................  $7,267.3     $7,303.3
                                                              ========     ========

                                                          FOR THE           FOR THE
                                                        THREE-MONTH        SIX-MONTH
                                                       PERIODS ENDED     PERIODS ENDED
                                                         JUNE 30,          JUNE 30,
                                                      ---------------   ---------------
                                                       2000     1999     2000     1999
                                                      ------   ------   ------   ------
                                                               ($ IN MILLIONS)
REVENUES:
Premiums............................................  $147.9   $158.0   $283.6   $304.4
Net investment income...............................    98.6     92.9    195.0    186.2
Net realized gains (losses) on investments..........    (4.4)     1.4     (6.9)     5.7
Other income........................................     0.3      0.3      1.1      0.7
                                                      ------   ------   ------   ------
     Total revenues.................................   242.4    252.6    472.8    497.0
                                                      ------   ------   ------   ------

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                          FOR THE           FOR THE
                                                        THREE-MONTH        SIX-MONTH
                                                       PERIODS ENDED     PERIODS ENDED
                                                         JUNE 30,          JUNE 30,
                                                      ---------------   ---------------
                                                       2000     1999     2000     1999
                                                      ------   ------   ------   ------
                                                               ($ IN MILLIONS)
BENEFITS AND EXPENSES:
Benefits to policyholders...........................   160.6    167.0    302.2    314.0
Interest credited to policyholders' account
  balances..........................................     2.1      2.2      4.3      4.4
Amortization of deferred policy acquisition costs...    14.3     17.2     31.9     35.1
Dividends to policyholders..........................    52.1     52.8    108.7    116.4
Other operating costs and expenses..................     2.5      2.0      4.3      5.2
                                                      ------   ------   ------   ------
     Total benefits and expenses....................   231.6    241.2    451.4    475.1
                                                      ------   ------   ------   ------
Contribution from the Closed Block..................  $ 10.8   $ 11.4   $ 21.4   $ 21.9
                                                      ======   ======   ======   ======

     For the three-month periods ended June 30, 2000 and 1999, there were $4.5 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. For the six-month periods ended June 30, 2000 and 1999, there were $7.5 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. There were no fixed maturity securities which have been non-income producing for the twelve months preceding such dates. At June 30, 2000 and December 31, 1999, the carrying value of mortgage loans in the Closed Block that were non-income producing for the twelve months preceding such date, were $0.3 million and $0.0 million, respectively.

7. EXTRAORDINARY AND OTHER ITEMS

     a) In January 2000, the New York Insurance Department approved, and MONY Life paid, a dividend to MONY Group in the amount of $75 million.

     b) On January 12, 2000, the Holding Company filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of MONY Group to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters of MONY Group and its subsidiaries, as it considers necessary.

     d) On March 8, 2000, the Holding Company issued $300.0 million principal amount of senior notes (the "Senior Notes") pursuant to the aforementioned Shelf Registration. The Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the Company from the issuance of the Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by the Holding Company to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and "11.25% Notes", respectively), which were outstanding at December 31, 1999. The balance of the net proceeds from the issuance of the Senior Notes was retained by the Holding Company for general corporate purposes.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, the Holding Company on March 8, 2000:

          (i) purchased two surplus notes from MONY Life (hereafter referred as the "Inter-Company Surplus Notes") to replace 9.5% Notes and the 11.25% Notes. The term of the Inter-Company Surplus Notes are identical to the 9.2% Notes and 11.25% Notes, except that the Inter-Company Surplus Notes were provided to yield a current market rate of interest and the Inter-Company Surplus Note issued to replace the $116.5 million face amount of the 11.25% Notes was issued a face amount of $100.0 million, and

          (ii) contributed capital to MONY Life in the amount of $65.0 million.

     As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, MONY Life recorded a pre-tax tax loss of $56.5 million ($36.7 million after tax) during the first quarter of 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on MONY Life's books at the date of the transaction of approximately $7.0 million and $49.5 million, respectively. This loss is reported, net of tax, as an extraordinary item on MONY Life's income statement for the six-month period ended June 30, 2000.

8. SUBSEQUENT EVENTS

     On August 3, 2000, MONY Life repurchased $6.5 million face amount of the remaining $8.5 million face amount of the 11.25% Notes, which were outstanding at March 31, 2000. As a result, the Company will record an extraordinary item on the Company's income statement for the three-month period ending September 30, 2000 of approximately $1.2 million, net of tax.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM ESTATE MASTER
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                          MONY LIFE INSURANCE COMPANY

ADDITIONAL INFORMATION

     These policies have been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

                                                                       DEATH
                                                                      BENEFIT   INITIAL GUIDELINE   INITIAL GUIDELINE
SEX   AGE    UNDERWRITING CLASS    SEX    AGE    UNDERWRITING CLASS   OPTION     SINGLE PREMIUM      ANNUAL PREMIUM
---   ---    ------------------    ---    ---    ------------------   -------   -----------------   -----------------
Male  45    Preferred Non-smoker  Female  45    Preferred Non-smoker     1         $27,994.17           $2,381.26
Male  45    Standard Smoker       Female  45    Standard Smoker          1         $33,501.26           $2.835.02
Male  45    Preferred Non-smoker  Female  45    Preferred Non-smoker     2         $27,994.17           $9,311.96
Male  35    Preferred Non-smoker  Female  35    Preferred Non-smoker     1         $17,173.70           $1,494.41
Male  55    Preferred Non-smoker  Female  55    Preferred Non-smoker     1         $46,215.90           $3,992.74

     Values shown on these illustrations are based on a specified amount of $200,000 and on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of 0.8% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 6% of each premium dollar paid up to the Target Premium in years 1-10, 3% of premium paid in excess of Target Premium in years 1-10, and 3% of all premiums after the tenth Policy year.

     3. A DAC tax charge of 1.50% of gross premiums in all policy years. No charge will be deducted where premiums received are not subject to this tax.

     Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      802   200,000         0      802   200,000         0      802   200,000
   5       1,220     3,139    3,859   200,000     3,139    3,859   200,000     3,190    3,911   200,000
   10      1,220     7,124    7,244   200,000     7,124    7,244   200,000     7,409    7,529   200,000
   20      1,220    13,057   13,057   200,000    13,057   13,057   200,000    15,271   15,271   200,000
@ Age 70   1,220    11,159   11,159   200,000    11,159   11,159   200,000    17,116   17,116   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 37 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------                 ------------
                                Signature of Applicant or Policyowner     Date


                                -------------------------                 ------------
                                Signature of Applicant or Policyowner     Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------                 ------------
                                Signature of Representative               Date


Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1     1,220         0     802  200,000         0     802  200,000         0     802  200,000
  2     1,220       509   1,589  200,000       509   1,589  200,000       514   1,595  200,000
  3     1,220     1,401   2,362  200,000     1,401   2,362  200,000     1,417   2,378  200,000
  4     1,220     2,278   3,119  200,000     2,278   3,119  200,000     2,309   3,150  200,000
  5     1,220     3,139   3,859  200,000     3,139   3,859  200,000     3,190   3,911  200,000
  6     1,220     3,982   4,582  200,000     3,982   4,582  200,000     4,060   4,661  200,000
  7     1,220     4,804   5,284  200,000     4,804   5,284  200,000     4,918   5,398  200,000
  8     1,220     5,604   5,964  200,000     5,604   5,964  200,000     5,763   6,123  200,000
  9     1,220     6,378   6,619  200,000     6,378   6,619  200,000     6,594   6,834  200,000
 10     1,220     7,124   7,244  200,000     7,124   7,244  200,000     7,409   7,529  200,000
 11     1,220     8,088   8,088  200,000     8,088   8,088  200,000     8,455   8,455  200,000
 12     1,220     8,891   8,891  200,000     8,891   8,891  200,000     9,357   9,357  200,000
 13     1,220     9,652   9,652  200,000     9,652   9,652  200,000    10,229  10,229  200,000
 14     1,220    10,364  10,364  200,000    10,364  10,364  200,000    11,071  11,071  200,000
 15     1,220    11,020  11,020  200,000    11,020  11,020  200,000    11,878  11,878  200,000
 16     1,220    11,613  11,613  200,000    11,613  11,613  200,000    12,647  12,647  200,000
 17     1,220    12,130  12,130  200,000    12,130  12,130  200,000    13,375  13,375  200,000
 18     1,220    12,556  12,556  200,000    12,556  12,556  200,000    14,058  14,058  200,000
 19     1,220    12,872  12,872  200,000    12,872  12,872  200,000    14,691  14,691  200,000
 20     1,220    13,057  13,057  200,000    13,057  13,057  200,000    15,271  15,271  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                  GUARANTEED CHARGES                          CURRENT CHARGES
                 -----------------------------------------------------   -------------------------
END                  0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 21     1,220    13,088  13,088    200,000   13,088  13,088    200,000   15,794  15,794    200,000
 22     1,220    12,942  12,942    200,000   12,942  12,942    200,000   16,248  16,248    200,000
 23     1,220    12,593  12,593    200,000   12,593  12,593    200,000   16,620  16,620    200,000
 24     1,220    12,013  12,013    200,000   12,013  12,013    200,000   16,911  16,911    200,000
 25     1,220    11,159  11,159    200,000   11,159  11,159    200,000   17,116  17,116    200,000
 26     1,220     9,976   9,976    200,000    9,976   9,976    200,000   17,216  17,216    200,000
 27     1,220     8,389   8,389    200,000    8,389   8,389    200,000   17,196  17,196    200,000
 28     1,220     6,297   6,297    200,000    6,297   6,297    200,000   17,033  17,033    200,000
 29     1,220     3,576   3,576    200,000    3,576   3,576    200,000   16,671  16,671    200,000
 30     1,220        85      85    200,000       85      85    200,000   16,068  16,068    200,000
 31     1,220    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   15,197  15,197    200,000
 32     1,220                                                            14,007  14,007    200,000
 33     1,220                                                            12,434  12,434    200,000
 34     1,220                                                            10,402  10,402    200,000
 35     1,220                                                             7,826   7,826    200,000
 36     1,220                                                             4,598   4,598    200,000
 37     1,220                                                               605     605    200,000
 38         0                                                            LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      802   200,000         0      859   200,000         0      859   200,000
   5       1,220     3,139    3,859   200,000     3,946    4,666   200,000     4,002    4,723   200,000
   10      1,220     7,124    7,244   200,000    10,167   10,287   200,000    10,503   10,623   200,000
   20      1,220    13,057   13,057   200,000    26,473   26,473   200,000    29,354   29,354   200,000
@ Age 70   1,220    11,159   11,159   200,000    33,227   33,227   200,000    40,877   40,877   200,000
@ Age 85   1,220    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    62,611   62,611   200,000
@ Age 90   1,220    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    28,933   28,933   200,000

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 46 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------      -----------
                                Signature of Representative                Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          6.00% (5.25% NET)          6.00% (5.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1     1,220         0     802  200,000         0     859  200,000         0     859  200,000
  2     1,220       509   1,589  200,000       673   1,754  200,000       679   1,760  200,000
  3     1,220     1,401   2,362  200,000     1,726   2,686  200,000     1,742   2,703  200,000
  4     1,220     2,278   3,119  200,000     2,816   3,657  200,000     2,849   3,690  200,000
  5     1,220     3,139   3,859  200,000     3,946   4,666  200,000     4,002   4,723  200,000
  6     1,220     3,982   4,582  200,000     5,115   5,715  200,000     5,202   5,803  200,000
  7     1,220     4,804   5,284  200,000     6,322   6,802  200,000     6,451   6,932  200,000
  8     1,220     5,604   5,964  200,000     7,568   7,928  200,000     7,750   8,111  200,000
  9     1,220     6,378   6,619  200,000     8,850   9,090  200,000     9,101   9,341  200,000
 10     1,220     7,124   7,244  200,000    10,167  10,287  200,000    10,503  10,623  200,000
 11     1,220     8,088   8,088  200,000    11,777  11,777  200,000    12,216  12,216  200,000
 12     1,220     8,891   8,891  200,000    13,309  13,309  200,000    13,873  13,873  200,000
 13     1,220     9,652   9,652  200,000    14,882  14,882  200,000    15,591  15,591  200,000
 14     1,220    10,364  10,364  200,000    16,492  16,492  200,000    17,372  17,372  200,000
 15     1,220    11,020  11,020  200,000    18,134  18,134  200,000    19,216  19,216  200,000
 16     1,220    11,613  11,613  200,000    19,802  19,802  200,000    21,121  21,121  200,000
 17     1,220    12,130  12,130  200,000    21,486  21,486  200,000    23,088  23,088  200,000
 18     1,220    12,556  12,556  200,000    23,171  23,171  200,000    25,117  25,117  200,000
 19     1,220    12,872  12,872  200,000    24,840  24,840  200,000    27,205  27,205  200,000
 20     1,220    13,057  13,057  200,000    26,473  26,473  200,000    29,354  29,354  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          6.00% (5.25% NET)          6.00% (5.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
 21     1,220    13,088  13,088  200,000    28,047  28,047  200,000    31,562  31,562  200,000
 22     1,220    12,942  12,942  200,000    29,538  29,538  200,000    33,823  33,823  200,000
 23     1,220    12,593  12,593  200,000    30,920  30,920  200,000    36,127  36,127  200,000
 24     1,220    12,013  12,013  200,000    32,164  32,164  200,000    38,478  38,478  200,000
 25     1,220    11,159  11,159  200,000    33,227  33,227  200,000    40,877  40,877  200,000
 26     1,220     9,976   9,976  200,000    34,053  34,053  200,000    43,311  43,311  200,000
 27     1,220     8,389   8,389  200,000    34,568  34,568  200,000    45,768  45,768  200,000
 28     1,220     6,297   6,297  200,000    34,671  34,671  200,000    48,235  48,235  200,000
 29     1,220     3,576   3,576  200,000    34,240  34,240  200,000    50,668  50,668  200,000
 30     1,220        85      85  200,000    33,131  33,131  200,000    53,035  53,035  200,000
 31     1,220    LAPSED  LAPSED   LAPSED    31,179  31,179  200,000    55,318  55,318  200,000
 32     1,220                               28,193  28,193  200,000    57,479  57,479  200,000
 33     1,220                               23,943  23,943  200,000    59,473  59,473  200,000
 34     1,220                               18,140  18,140  200,000    61,246  61,246  200,000
 35     1,220                               10,392  10,392  200,000    62,736  62,736  200,000
 36     1,220                                  159     159  200,000    63,869  63,869  200,000
 37     1,220                               LAPSED  LAPSED   LAPSED    64,566  64,566  200,000
 38     1,220                                                          64,733  64,733  200,000
 39     1,220                                                          64,158  64,158  200,000
 40     1,220                                                          62,611  62,611  200,000
 41     1,220                                                          59,909  59,909  200,000
 42     1,220                                                          55,714  55,714  200,000
 43     1,220                                                          49,607  49,607  200,000
 44     1,220                                                          40,942  40,942  200,000
 45     1,220                                                          28,933  28,933  200,000
 46     1,220                                                          12,496  12,496  200,000
 47         0                                                          LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                      GUARANTEED CHARGES*        GUARANTEED CHARGES**         CURRENT CHARGES***
                    ------------------------  --------------------------  ---------------------------
            NET        0.00% (-.75% NET)         12.00% (11.25% NET)          12.00% (11.25% NET)
 POLICY   PREMIUM    CASH    FUND    DEATH     CASH     FUND     DEATH     CASH     FUND      DEATH
  YEAR    OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE   PROCEEDS   VALUE    VALUE   PROCEEDS
   1       1,323         0     899   200,000        0    1,025   200,000        0    1,025    200,000
   5       1,323     3,611   4,332   200,000    5,567    6,287   200,000    5,628    6,348    200,000
   10      1,323     8,045   8,165   200,000   16,361   16,481   200,000   16,757   16,877    200,000
   20      1,323    14,828  14,828   200,000   63,116   63,116   200,000   66,875   66,875    200,000
@ Age 70   1,323    13,378  13,378   200,000  108,691  108,691   200,000  118,101  118,101    200,000
@ Age 85   1,323    LAPSED  LAPSED    LAPSED  523,685  523,685   549,869  588,138  588,138    617,545
@ Age 90   1,323    LAPSED  LAPSED    LAPSED  852,728  852,728   895,365  977,451  977,451  1,026,323

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------      -----------
                                Signature of Representative                Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)           12.00% (11.25% NET)          12.00% (11.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,323         0      899   200,000         0    1,025   200,000         0    1,025   200,000
  2     1,323       701    1,781   200,000     1,073    2,154   200,000     1,079    2,160   200,000
  3     1,323     1,688    2,648   200,000     2,439    3,399   200,000     2,456    3,417   200,000
  4     1,323     2,658    3,499   200,000     3,933    4,773   200,000     3,968    4,808   200,000
  5     1,323     3,611    4,332   200,000     5,567    6,287   200,000     5,628    6,348   200,000
  6     1,323     4,545    5,146   200,000     7,355    7,956   200,000     7,452    8,053   200,000
  7     1,323     5,458    5,939   200,000     9,312    9,793   200,000     9,458    9,938   200,000
  8     1,323     6,348    6,708   200,000    11,454   11,814   200,000    11,663   12,023   200,000
  9     1,323     7,211    7,451   200,000    13,797   14,037   200,000    14,089   14,329   200,000
 10     1,323     8,045    8,165   200,000    16,361   16,481   200,000    16,757   16,877   200,000
 11     1,323     9,095    9,095   200,000    19,433   19,433   200,000    19,959   19,959   200,000
 12     1,323     9,985    9,985   200,000    22,678   22,678   200,000    23,362   23,362   200,000
 13     1,323    10,832   10,832   200,000    26,244   26,244   200,000    27,117   27,117   200,000
 14     1,323    11,629   11,629   200,000    30,162   30,162   200,000    31,261   31,261   200,000
 15     1,323    12,370   12,370   200,000    34,464   34,464   200,000    35,833   35,833   200,000
 16     1,323    13,047   13,047   200,000    39,189   39,189   200,000    40,878   40,878   200,000
 17     1,323    13,648   13,648   200,000    44,373   44,373   200,000    40,445   46,445   200,000
 18     1,323    14,158   14,158   200,000    50,058   50,058   200,000    52,591   52,591   200,000
 19     1,323    14,558   14,558   200,000    56,289   56,289   200,000    59,378   59,378   200,000
 20     1,323    14,828   14,828   200,000    63,116   63,116   200,000    66,875   66,875   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                             CURRENT CHARGES
                 -------------------------------------------------------   -----------------------------
END                 0.00% (-.75% NET)           12.00% (11.25% NET)             12.00% (11.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH      FUND      DEATH      CASH      FUND       DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
 21     1,323    14,945  14,945  200,000     70,599    70,599   200,000     75,162    75,162     200,000
 22     1,323    14,887  14,887  200,000     78,808    78,808   200,000     84,324    84,324     200,000
 23     1,323    14,627  14,627  200,000     87,826    87,826   200,000     94,454    94,454     200,000
 24     1,323    14,137  14,137  200,000     97,750    97,750   200,000    105,669   105,669     200,000
 25     1,323    13,378  13,378  200,000    108,691   108,691   200,000    118,101   118,101     200,000
 26     1,323    12,293  12,293  200,000    120,778   120,778   200,000    131,888   131,888     200,000
 27     1,323    10,810  10,810  200,000    134,168   134,168   200,000    147,196   147,196     200,000
 28     1,323     8,828   8,828  200,000    149,051   149,051   200,000    164,213   164,213     200,000
 29     1,323     6,227   6,227  200,000    165,674   165,674   200,000    183,155   183,155     200,000
 30     1,323     2,866   2,866  200,000    184,360   184,360   200,000    204,229   204,229     218,525
 31     1,323    LAPSED  LAPSED   LAPSED    205,391   205,391   215,660    227,604   227,604     238,984
 32     1,323                               228,649   228,649   240,082    253,486   253,486     266,160
 33     1,323                               254,329   254,329   267,046    282,136   282,136     296,243
 34     1,323                               282,666   282,666   296,799    313,844   313,844     329,536
 35     1,323                               313,911   313,911   329,607    348,925   348,925     366,371
 36     1,323                               348,334   348,334   365,751    387,723   387,723     407,110
 37     1,323                               386,220   386,220   405,531    430,619   430,619     452,150
 38     1,323                               427,863   427,863   449,256    478,025   478,025     501,926
 39     1,323                               473,576   473,576   497,255    530,374   530,374     556,893
 40     1,323                               523,685   523,685   549,869    588,138   588,138     617,545
 41     1,323                               578,533   578,533   607,460    651,840   651,840     684,432
 42     1,323                               638,481   638,481   670,405    722,027   722,027     758,128
 43     1,323                               703,904   703,904   739,099    799,284   799,284     839,248
 44     1,323                               775,189   775,189   813,949    884,209   884,209     928,419
 45     1,323                               852,728   852,728   895,365    977,451   977,451   1,026,323

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                      GUARANTEED CHARGES                                 CURRENT CHARGES
                 ------------------------------------------------------------   ---------------------------------
END                 0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 46     1,323                                 936,907     936,907     983,752   1,079,690   1,079,690   1,133,675
 47     1,323                               1,030,635   1,030,635   1,071,860   1,193,060   1,193,060   1,240,782
 48     1,323                               1,135,586   1,135,586   1,169,653   1,319,183   1,319,183   1,358,759
 49     1,323                               1,253,861   1,253,861   1,278,939   1,460,144   1,460,144   1,489,347
 50     1,323                               1,388,223   1,388,223   1,402,105   1,618,319   1,618,319   1,634,502
 51     1,323                               1,536,178   1,536,178   1,551,539   1,793,276   1,793,276   1,811,209
 52     1,323                               1,698,470   1,698,470   1,715,455   1,986,697   1,986,697   2,006,564
 53     1,323                               1,874,856   1,874,856   1,893,605   2,200,564   2,200,564   2,222,570
 54     1,323                               2,066,716   2,066,716   2,087,383   2,436,994   2,436,994   2,461,364
 55     1,323                               2,278,078   2,278,078   2,300,859   2,698,325   2,698,325   2,725,309

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                      GUARANTEED CHARGES*        GUARANTEED CHARGES**        CURRENT CHARGES***
                    ------------------------   ------------------------   ------------------------
            NET        0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 POLICY   PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
  YEAR    OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
   1       1,798         0   1,326  200,000         0   1,326  200,000         0   1,326  200,000
   5       1,798     5,234   6,296  200,000     5,234   6,296  200,000     5,315   6,377  200,000
   10      1,798    11,321  11,498  200,000    11,321  11,498  200,000    11,663  11,840  200,000
   20      1,798    17,107  17,107  200,000    17,107  17,107  200,000    19,502  19,502  200,000
@ Age 70   1,798    10,969  10,969  200,000    10,969  10,969  200,000    18,377  18,377  200,000
@ Age 85       0    LAPSED  LAPSED   LAPSED    LAPSED  LAPSED   LAPSED    LAPSED  LAPSED   LAPSED
@ Age 90       0    LAPSED  LAPSED   LAPSED    LAPSED  LAPSED   LAPSED    LAPSED  LAPSED   LAPSED

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 32 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------      -----------
                                Signature of Representative                Date

Age 45 Male Smoker Standard                                Prepared On: 09/08/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1     1,798         0   1,326  200,000         0   1,326  200,000         0   1,326  200,000
  2     1,798     1,025   2,618  200,000     1,025   2,618  200,000     1,037   2,630  200,000
  3     1,798     2,463   3,879  200,000     2,463   3,879  200,000     2,494   3,910  200,000
  4     1,798     3,868   5,107  200,000     3,868   5,107  200,000     3,921   5,160  200,000
  5     1,798     5,234   6,296  200,000     5,234   6,296  200,000     5,315   6,377  200,000
  6     1,798     6,559   7,444  200,000     6,559   7,444  200,000     6,673   7,558  200,000
  7     1,798     7,837   8,545  200,000     7,837   8,545  200,000     7,991   8,699  200,000
  8     1,798     9,062   9,593  200,000     9,062   9,593  200,000     9,266   9,797  200,000
  9     1,798    10,226  10,580  200,000    10,226  10,580  200,000    10,492  10,846  200,000
 10     1,798    11,321  11,498  200,000    11,321  11,498  200,000    11,663  11,840  200,000
 11     1,798    12,606  12,606  200,000    12,606  12,606  200,000    13,030  13,030  200,000
 12     1,798    13,627  13,627  200,000    13,627  13,627  200,000    14,138  14,138  200,000
 13     1,798    14,552  14,552  200,000    14,552  14,552  200,000    15,151  15,151  200,000
 14     1,798    15,373  15,373  200,000    15,373  15,373  200,000    16,077  16,077  200,000
 15     1,798    16,079  16,079  200,000    16,079  16,079  200,000    16,909  16,909  200,000
 16     1,798    16,654  16,654  200,000    16,654  16,654  200,000    17,643  17,643  200,000
 17     1,798    17,076  17,076  200,000    17,076  17,076  200,000    18,275  18,275  200,000
 18     1,798    17,315  17,315  200,000    17,315  17,315  200,000    18,798  18,798  200,000
 19     1,798    17,338  17,338  200,000    17,338  17,338  200,000    19,209  19,209  200,000
 20     1,798    17,107  17,107  200,000    17,107  17,107  200,000    19,502  19,502  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/08/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                 GUARANTEED CHARGES                      CURRENT CHARGES
                 --------------------------------------------------  ------------------------
END                 0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 21     1,798    16,590  16,590  200,000   16,590  16,590  200,000   19,675  19,675  200,000
 22     1,798    15,752  15,752  200,000   15,752  15,752  200,000   19,649  19,649  200,000
 23     1,798    14,564  14,564  200,000   14,564  14,564  200,000   19,433  19,433  200,000
 24     1,798    12,988  12,988  200,000   12,988  12,988  200,000   19,017  19,017  200,000
 25     1,798    10,969  10,969  200,000   10,969  10,969  200,000   18,377  18,377  200,000
 26     1,798     8,430   8,430  200,000    8,430   8,430  200,000   17,464  17,464  200,000
 27     1,798     5,251   5,251  200,000    5,251   5,251  200,000   16,266  16,266  200,000
 28     1,798     1,284   1,284  200,000    1,284   1,284  200,000   14,731  14,731  200,000
 29     1,798    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   12,715  12,715  200,000
 30     1,798                                                        10,116  10,116  200,000
 31     1,798                                                         6,903   6,903  200,000
 32     1,798                                                         2,943   2,943  200,000
 33         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/08/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,798         0    1,326   200,000         0    1,414   200,000         0    1,414   200,000
   5       1,798     5,234    6,296   200,000     6,530    7,592   200,000     6,619    7,681   200,000
   10      1,798    11,321   11,498   200,000    16,204   16,381   200,000    16,614   16,791   200,000
   20      1,798    17,107   17,107   200,000    37,822   37,822   200,000    40,852   40,852   200,000
@ Age 70   1,798    10,969   10,969   200,000    44,657   44,657   200,000    53,575   53,575   200,000
@ Age 85   1,798    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    43,729   43,729   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 42 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------      -----------
                                Signature of Representative                Date

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,798         0    1,326   200,000         0    1,414   200,000         0    1,414   200,000
  2     1,798     1,025    2,618   200,000     1,286    2,878   200,000     1,298    2,891   200,000
  3     1,798     2,463    3,879   200,000     2,981    4,397   200,000     3,013    4,429   200,000
  4     1,798     3,868    5,107   200,000     4,729    5,968   200,000     4,787    6,026   200,000
  5     1,798     5,234    6,296   200,000     6,530    7,592   200,000     6,619    7,681   200,000
  6     1,798     6,559    7,444   200,000     8,381    9,266   200,000     8,509    9,394   200,000
  7     1,798     7,837    8,545   200,000    10,278   10,986   200,000    10,455   11,163   200,000
  8     1,798     9,062    9,593   200,000    12,219   12,750   200,000    12,457   12,988   200,000
  9     1,798    10,226   10,580   200,000    14,196   14,550   200,000    14,511   14,865   200,000
 10     1,798    11,321   11,498   200,000    16,204   16,381   200,000    16,614   16,791   200,000
 11     1,798    12,606   12,606   200,000    18,513   18,513   200,000    19,029   19,029   200,000
 12     1,798    13,627   13,627   200,000    20,676   20,676   200,000    21,309   21,309   200,000
 13     1,798    14,552   14,552   200,000    22,865   22,865   200,000    23,622   23,622   200,000
 14     1,798    15,373   15,373   200,000    25,072   25,072   200,000    25,975   25,975   200,000
 15     1,798    16,079   16,079   200,000    27,288   27,288   200,000    28,367   28,367   200,000
 16     1,798    16,654   16,654   200,000    29,501   29,501   200,000    30,796   30,796   200,000
 17     1,798    17,076   17,076   200,000    31,689   31,689   200,000    33,260   33,260   200,000
 18     1,798    17,315   17,315   200,000    33,827   33,827   200,000    35,757   35,757   200,000
 19     1,798    17,338   17,338   200,000    35,883   35,883   200,000    38,288   38,288   200,000
 20     1,798    17,107   17,107   200,000    37,822   37,822   200,000    40,852   40,852   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                          GUARANTEED CHARGES                                      CURRENT CHARGES
                 ---------------------------------------------------------------------   ---------------------------------
END                      0.00% (-.75% NET)                   6.00% (5.25% NET)                   6.00% (5.25% NET)
 OF    PREMIUM     CASH        FUND        DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 21    1,798      16,590      16,590     200,000      39,614      39,614     200,000      43,449      43,449     200,000
 22    1,798      15,752      15,752     200,000      41,226      41,226     200,000      46,016      46,016     200,000
 23    1,798      14,564      14,564     200,000      42,630      42,630     200,000      48,564      48,564     200,000
 24    1,798      12,988      12,988     200,000      43,791      43,791     200,000      51,088      51,088     200,000
 25    1,798      10,969      10,969     200,000      44,657      44,657     200,000      53,575      53,575     200,000
 26    1,798       8,430       8,430     200,000      45,158      45,158     200,000      55,988      55,988     200,000
 27    1,798       5,251       5,251     200,000      45,189      45,189     200,000      58,324      58,324     200,000
 28    1,798       1,284       1,284     200,000      44,617      44,617     200,000      60,548      60,548     200,000
 29    1,798      LAPSED      LAPSED      LAPSED      43,279      43,279     200,000      62,556      62,556     200,000
 30    1,798                                          40,988      40,988     200,000      64,280      64,280     200,000
 31    1,798                                          37,525      37,525     200,000      65,702      65,702     200,000
 32    1,798                                          32,645      32,645     200,000      66,734      66,734     200,000
 33    1,798                                          26,059      26,059     200,000      67,282      67,282     200,000
 34    1,798                                          17,394      17,394     200,000      67,230      67,230     200,000
 35    1,798                                           6,137       6,137     200,000      66,444      66,444     200,000
 36    1,798                                          LAPSED      LAPSED      LAPSED      64,786      64,786     200,000
 37    1,798                                                                              62,044      62,044     200,000
 38    1,798                                                                              57,979      57,979     200,000
 39    1,798                                                                              52,078      52,078     200,000
 40    1,798                                                                              43,729      43,729     200,000
 41    1,798                                                                              32,468      32,468     200,000
 42    1,798                                                                              17,219      17,219     200,000
 43        0                                                                              LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                      GUARANTEED CHARGES*            GUARANTEED CHARGES**                 CURRENT CHARGES***
                    ------------------------   ---------------------------------   ---------------------------------
            NET        0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,932         0   1,451  200,000            0       1,644     200,000           0       1,644     200,000
   5       1,932     5,850   6,912  200,000        8,927       9,989     200,000       9,024      10,086     200,000
   10      1,932    12,523  12,700  200,000       25,609      25,786     200,000      26,100      26,277     200,000
   20      1,932    19,472  19,472  200,000       94,171      94,171     200,000      97,963      97,963     200,000
@ Age 70   1,932    14,020  14,020  200,000      162,990     162,990     200,000     172,209     172,209     200,000
@ Age 85   1,932    LAPSED  LAPSED   LAPSED      789,729     789,729     829,216     848,440     848,440     890,862
@ Age 90   1,932    LAPSED  LAPSED   LAPSED    1,280,573   1,280,573   1,344,602   1,394,668   1,394,668   1,464,402

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------      -----------
                                Signature of Representative                Date

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)           12.00% (11.25% NET)          12.00% (11.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,932         0    1,451   200,000         0    1,644   200,000         0    1,644   200,000
  2     1,932     1,275    2,868   200,000     1,854    3,447   200,000     1,867    3,460   200,000
  3     1,932     2,836    4,252   200,000     4,012    5,428   200,000     4,045    5,461   200,000
  4     1,932     4,362    5,601   200,000     6,364    7,603   200,000     6,425    7,664   200,000
  5     1,932     5,850    6,912   200,000     8,927    9,989   200,000     9,024   10,086   200,000
  6     1,932     7,294    8,179   200,000    11,720   12,605   200,000    11,863   12,748   200,000
  7     1,932     8,690    9,398   200,000    14,763   15,471   200,000    14,965   15,673   200,000
  8     1,932    10,032   10,563   200,000    18,076   18,607   200,000    18,353   18,884   200,000
  9     1,932    11,312   11,666   200,000    21,683   22,037   200,000    22,055   22,409   200,000
 10     1,932    12,523   12,700   200,000    25,609   25,786   200,000    26,100   26,277   200,000
 11     1,932    13,923   13,923   200,000    30,170   30,170   200,000    30,797   30,797   200,000
 12     1,932    15,059   15,059   200,000    34,965   34,965   200,000    35,748   35,748   200,000
 13     1,932    16,098   16,098   200,000    40,212   40,212   200,000    41,169   41,169   200,000
 14     1,932    17,033   17,033   200,000    45,959   45,959   200,000    47,121   47,121   200,000
 15     1,932    17,854   17,854   200,000    52,257   52,257   200,000    53,665   53,665   200,000
 16     1,932    18,544   18,544   200,000    59,161   59,161   200,000    60,866   60,866   200,000
 17     1,932    19,082   19,082   200,000    66,732   66,732   200,000    68,802   68,802   200,000
 18     1,932    19,438   19,438   200,000    75,036   75,036   200,000    77,561   77,561   200,000
 19     1,932    19,580   19,580   200,000    84,151   84,151   200,000    87,243   87,243   200,000
 20     1,932    19,472   19,472   200,000    94,171   94,171   200,000    97,963   97,963   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series, that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                 -----------------------------------------------------------   ---------------------------------
END                 0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 21     1,932    19,081  19,081  200,000     105,212     105,212     200,000     109,853     109,853     200,000
 22     1,932    18,374  18,374  200,000     117,421     117,421     200,000     123,027     123,027     200,000
 23     1,932    17,322  17,322  200,000     130,972     130,972     200,000     137,669     137,669     200,000
 24     1,932    15,888  15,888  200,000     146,078     146,078     200,000     153,985     153,985     200,000
 25     1,932    14,020  14,020  200,000     162,990     162,990     200,000     172,209     172,209     200,000
 26     1,932    11,641  11,641  200,000     181,980     181,980     209,277     192,485     192,485     221,357
 27     1,932     8,635   8,635  200,000     203,048     203,048     229,445     214,934     214,934     242,875
 28     1,932     4,856   4,856  200,000     226,353     226,353     251,252     239,799     239,799     266,177
 29     1,932       128     128  200,000     252,157     252,157     274,851     267,345     267,345     291,406
 30     1,932    LAPSED  LAPSED   LAPSED     280,770     280,770     300,424     297,885     297,885     318,737
 31     1,932                                312,565     312,565     328,193     331,791     331,791     348,381
 32     1,932                                347,640     347,640     365,022     369,275     369,275     387,739
 33     1,932                                386,313     386,313     405,628     410,697     410,697     431,232
 34     1,932                                428,929     428,929     450,375     456,449     456,449     479,272
 35     1,932                                475,858     475,858     499,651     506,959     506,959     532,307
 36     1,932                                527,495     527,495     553,870     562,695     562,695     590,829
 37     1,932                                584,255     584,255     613,467     624,159     624,159     655,367
 38     1,932                                646,573     646,573     678,902     691,901     691,901     726,496
 39     1,932                                714,902     714,902     750,648     766,467     766,467     804,790
 40     1,932                                789,729     789,729     829,216     848,440     848,440     890,862
 41     1,932                                871,574     871,574     915,153     938,525     938,525     985,451
 42     1,932                                960,990     960,990   1,009,039   1,037,373   1,037,373   1,089,242
 43     1,932                              1,058,556   1,058,556   1,111,484   1,145,830   1,145,830   1,203,122
 44     1,932                              1,164,874   1,164,874   1,223,117   1,264,645   1,264,645   1,327,877
 45     1,932                              1,280,573   1,280,573   1,344,602   1,394,668   1,394,668   1,464,402

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series, that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Form # C1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                      GUARANTEED CHARGES                               CURRENT CHARGES
                 ------------------------------------------------------------  -------------------------------
END                  0.00% (-.75% NET)              12.00% (11.25% NET)              12.00% (11.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH       CASH       FUND       DEATH      CASH       FUND       DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS     VALUE      VALUE    PROCEEDS     VALUE      VALUE    PROCEEDS
 46     1,932                                 1,406,239  1,406,239  1,476,551  1,536,909  1,536,909  1,613,755
 47     1,932                                 1,546,420  1,546,420  1,608,277  1,695,170  1,695,170  1,762,977
 48     1,932                                 1,703,618  1,703,618  1,754,727  1,871,956  1,871,956  1,928,115
 49     1,932                                 1,880,952  1,880,952  1,918,571  2,070,489  2,070,489  2,111,898
 50     1,932                                 2,082,491  2,082,491  2,103,316  2,294,268  2,294,268  2,317,210
 51     1,932                                 2,304,426  2,304,426  2,327,470  2,541,833  2,541,833  2,567,252
 52     1,932                                 2,547,867  2,547,867  2,573,346  2,815,694  2,815,694  2,843,851
 53     1,932                                 2,812,448  2,812,448  2,840,573  3,118,611  3,118,611  3,149,797
 54     1,932                                 3,100,248  3,100,248  3,131,251  3,453,613  3,453,613  3,488,149
 55     1,932                                 3,417,302  3,417,302  3,451,475  3,824,027  3,824,027  3,862,268

This is an illustration, not a policy.

This maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series, that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1 Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None Form #C1-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*         GUARANTEED CHARGES**         CURRENT CHARGES***
                    --------------------------  --------------------------  --------------------------
            NET         0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH     CASH     FUND     DEATH     CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS  VALUE    VALUE    PROCEEDS  VALUE    VALUE    PROCEEDS
   1       1,220         0      802   200,802        0      802   200,802        0      802   200,802
   5       1,220     3,138    3,858   203,858    3,138    3,858   203,858    3,190    3,911   203,911
   10      1,220     7,112    7,232   207,232    7,112    7,232   207,232    7,405    7,525   207,525
   20      1,220    12,820   12,820   212,820   12,820   12,820   212,820   15,158   15,158   215,158
@ Age 70   1,220    10,491   10,491   210,491   10,491   10,491   210,491   16,777   16,777   216,777
@ Age 85       0    LAPSED   LAPSED    LAPSED   LAPSED   LAPSED    LAPSED   LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED   LAPSED   LAPSED    LAPSED   LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 36 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date

                                -------------------------------------      -----------
                                Signature of Applicant or Policyowner      Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------      -----------
                                Signature of Representative                Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                                   Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1    1,220          0     802  200,802         0     802  200,802         0     802  200,802
  2    1,220        509   1,589  201,589       509   1,589  201,589       514   1,595  201,595
  3    1,220      1,401   2,362  202,362     1,401   2,362  202,362     1,417   2,377  202,377
  4    1,220      2,278   3,118  203,118     2,278   3,118  203,118     2,309   3,149  203,149
  5    1,220      3,138   3,858  203,858     3,138   3,858  203,858     3,190   3,911  203,911
  6    1,220      3,979   4,580  204,580     3,979   4,580  204,580     4,060   4,660  204,660
  7    1,220      4,801   5,281  205,281     4,801   5,281  205,281     4,917   5,398  205,398
  8    1,220      5,598   5,959  205,959     5,598   5,959  205,959     5,762   6,122  206,122
  9    1,220      6,370   6,610  206,610     6,370   6,610  206,610     6,591   6,831  206,831
 10    1,220      7,112   7,232  207,232     7,112   7,232  207,232     7,405   7,525  207,525
 11    1,220      8,070   8,070  208,070     8,070   8,070  208,070     8,449   8,449  208,449
 12    1,220      8,866   8,866  208,866     8,866   8,866  208,866     9,348   9,348  209,348
 13    1,220      9,617   9,617  209,617     9,617   9,617  209,617    10,217  10,217  210,217
 14    1,220     10,316  10,316  210,316    10,316  10,316  210,316    11,052  11,052  211,052
 15    1,220     10,956  10,956  210,956    10,956  10,956  210,956    11,852  11,852  211,852
 16    1,220     11,528  11,528  211,528    11,528  11,528  211,528    12,611  12,611  212,611
 17    1,220     12,018  12,018  212,018    12,018  12,018  212,018    13,326  13,326  213,326
 18    1,220     12,411  12,411  212,411    12,411  12,411  212,411    13,991  13,991  213,991
 19    1,220     12,686  12,686  212,686    12,686  12,686  212,686    14,604  14,604  214,604
 20    1,220     12,820  12,820  212,820    12,820  12,820  212,820    15,158  15,158  215,158

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
 21     1,220    12,789  12,789  212,789    12,789  12,789  212,789    15,650  15,650  215,650
 22     1,220    12,569  12,569  212,569    12,569  12,569  212,569    16,068  16,068  216,068
 23     1,220    12,135  12,135  212,135    12,135  12,135  212,135    16,395  16,395  216,395
 24     1,220    11,455  11,455  211,455    11,455  11,455  211,455    16,633  16,633  216,633
 25     1,220    10,491  10,491  210,491    10,491  10,491  210,491    16,777  16,777  216,777
 26     1,220     9,190   9,190  209,190     9,190   9,190  209,190    16,806  16,806  216,806
 27     1,220     7,480   7,480  207,480     7,480   7,480  207,480    16,704  16,704  216,704
 28     1,220     5,270   5,270  205,270     5,270   5,270  205,270    16,446  16,446  216,446
 29     1,220     2,453   2,453  202,453     2,453   2,453  202,453    15,973  15,973  215,973
 30     1,220    LAPSED  LAPSED   LAPSED    LAPSED  LAPSED   LAPSED    15,241  15,241  215,241
 31     1,220                                                          14,224  14,224  214,224
 32     1,220                                                          12,873  12,873  212,873
 33     1,220                                                          11,127  11,127  211,127
 34     1,220                                                           8,920   8,920  208,920
 35     1,220                                                           6,177   6,177  206,177
 36     1,220                                                           2,816   2,816  202,816
 37         0                                                          LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      802   200,802         0      859   200,859         0      859   200,859
   5       1,220     3,138    3,858   203,858     3,945    4,665   204,665     4,002    4,722   204,722
   10      1,220     7,112    7,232   207,232    10,149   10,269   210,269    10,498   10,618   210,618
   20      1,220    12,820   12,820   212,820    25,971   25,971   225,971    29,123   29,123   229,123
@ Age 70   1,220    10,491   10,491   210,491    31,389   31,389   231,389    40,025   40,025   240,025
@ Age 85   1,220    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    41,456   41,456   241,456
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 44 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,220         0      802   200,802         0      859   200,859         0      859   200,859
  2     1,220       509    1,589   201,589       673    1,754   201,754       679    1,760   201,760
  3     1,220     1,401    2,362   202,362     1,725    2,686   202,686     1,742    2,703   202,703
  4     1,220     2,278    3,118   203,118     2,816    3,656   203,656     2,849    3,690   203,690
  5     1,220     3,138    3,858   203,858     3,945    4,665   204,665     4,002    4,722   204,722
  6     1,220     3,979    4,580   204,580     5,112    5,712   205,712     5,202    5,802   205,802
  7     1,220     4,801    5,281   205,281     6,318    6,798   206,798     6,450    6,930   206,930
  8     1,220     5,598    5,959   205,959     7,560    7,920   207,920     7,748    8,109   208,109
  9     1,220     6,370    6,610   206,610     8,838    9,078   209,078     9,097    9,338   209,338
 10     1,220     7,112    7,232   207,232    10,149   10,269   210,269    10,498   10,618   210,618
 11     1,220     8,070    8,070   208,070    11,750   11,750   211,750    12,208   12,208   212,208
 12     1,220     8,866    8,866   208,866    13,269   13,269   213,269    13,859   13,859   213,859
 13     1,220     9,617    9,617   209,617    14,824   14,824   214,824    15,571   15,571   215,571
 14     1,220    10,316   10,316   210,316    16,411   16,411   216,411    17,342   17,342   217,342
 15     1,220    10,956   10,956   210,956    18,022   18,022   218,022    19,171   19,171   219,171
 16     1,220    11,528   11,528   211,528    19,648   19,648   219,648    21,057   21,057   221,057
 17     1,220    12,018   12,018   212,018    21,276   21,276   221,276    22,997   22,997   222,997
 18     1,220    12,411   12,411   212,411    22,889   22,889   222,889    24,990   24,990   224,990
 19     1,220    12,686   12,686   212,686    24,463   24,463   224,463    27,033   27,033   227,033
 20     1,220    12,820   12,820   212,820    25,971   25,971   225,971    29,123   29,123   229,123

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 21     1,220    12,789   12,789   212,789    27,385   27,385   227,385    31,257   31,257   231,257
 22     1,220    12,569   12,569   212,569    28,672   28,672   228,672    33,424   33,424   233,424
 23     1,220    12,135   12,135   212,135    29,798   29,798   229,798    35,607   35,607   235,607
 24     1,220    11,455   11,455   211,455    30,721   30,721   230,721    37,809   37,809   237,809
 25     1,220    10,491   10,491   210,491    31,389   31,389   231,389    40,025   40,025   240,025
 26     1,220     9,190    9,190   209,190    31,730   31,730   231,730    42,231   42,231   242,231
 27     1,220     7,480    7,480   207,480    31,651   31,651   231,651    44,411   44,411   244,411
 28     1,220     5,270    5,270   205,270    31,033   31,033   231,033    46,534   46,534   246,534
 29     1,220     2,453    2,453   202,453    29,733   29,733   229,733    48,537   48,537   248,537
 30     1,220    LAPSED   LAPSED    LAPSED    27,593   27,593   227,593    50,365   50,365   250,365
 31     1,220                                 24,447   24,447   224,447    51,980   51,980   251,980
 32     1,220                                 20,118   20,118   220,118    53,317   53,317   253,317
 33     1,220                                 14,423   14,423   214,423    54,298   54,298   254,298
 34     1,220                                  7,153    7,153   207,153    54,831   54,831   254,831
 35     1,220                                 LAPSED   LAPSED    LAPSED    54,813   54,813   254,813
 36     1,220                                                              54,125   54,125   254,125
 37     1,220                                                              52,645   52,645   252,645
 38     1,220                                                              50,236   50,236   250,236
 39     1,220                                                              46,603   46,603   246,603
 40     1,220                                                              41,456   41,456   241,456
 41     1,220                                                              34,619   34,619   234,619
 42     1,220                                                              25,757   25,757   225,757
 43     1,220                                                              14,529   14,529   214,529
 44     1,220                                                                 449      449   200,449
 45         0                                                              LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    --------------------------   ----------------------------   ----------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       1,323         0      899   200,899          0     1,025   201,025          0     1,025   201,025
   5       1,323     3,610    4,330   204,330      5,565     6,285   206,285      5,628     6,348   206,348
   10      1,323     8,031    8,151   208,151     16,331    16,451   216,451     16,748    16,868   216,868
   20      1,323    14,562   14,562   214,562     61,882    61,882   261,882     66,325    66,325   266,325
@ Age 70   1,323    12,612   12,612   212,612    102,847   102,847   302,847    115,556   115,556   315,556
@ Age 85   1,323    LAPSED   LAPSED    LAPSED    281,914   281,914   481,914    497,648   497,648   697,648
@ Age 90   1,323    LAPSED   LAPSED    LAPSED    275,226   275,226   475,226    755,925   755,925   955,925

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 52 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)           12.00% (11.25% NET)          12.00% (11.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,323         0      899   200,899         0    1,025   201,025         0    1,025   201,025
  2     1,323       700    1,781   201,781     1,073    2,154   202,154     1,079    2,160   202,160
  3     1,323     1,687    2,648   202,648     2,439    3,399   203,399     2,456    3,417   203,417
  4     1,323     2,658    3,498   203,498     3,932    4,772   204,772     3,968    4,808   204,808
  5     1,323     3,610    4,330   204,330     5,565    6,285   206,285     5,628    6,348   206,348
  6     1,323     4,543    5,143   205,143     7,352    7,952   207,952     7,451    8,052   208,052
  7     1,323     5,454    5,935   205,935     9,306    9,786   209,786     9,456    9,936   209,936
  8     1,323     6,342    6,702   206,702    11,443   11,803   211,803    11,660   12,020   212,020
  9     1,323     7,202    7,442   207,442    13,778   14,019   214,019    14,083   14,324   214,324
 10     1,323     8,031    8,151   208,151    16,331   16,451   216,451    16,748   16,868   216,868
 11     1,323     9,075    9,075   209,075    19,387   19,387   219,387    19,945   19,945   219,945
 12     1,323     9,957    9,957   209,957    22,607   22,607   222,607    23,339   23,339   223,339
 13     1,323    10,792   10,792   210,792    26,138   26,138   226,138    27,080   27,080   227,080
 14     1,323    11,575   11,575   211,575    30,006   30,006   230,006    31,203   31,203   231,203
 15     1,323    12,298   12,298   212,298    34,240   34,240   234,240    35,745   35,745   235,745
 16     1,323    12,951   12,951   212,951    38,868   38,868   238,868    40,747   40,747   240,747
 17     1,323    13,523   13,523   213,523    43,920   43,920   243,920    46,253   46,253   246,253
 18     1,323    13,996   13,996   213,996    49,422   49,422   249,422    52,314   52,314   252,314
 19     1,323    14,350   14,350   214,350    55,401   55,401   255,401    58,984   58,984   258,984
 20     1,323    14,562   14,562   214,562    61,882   61,882   261,882    66,325   66,325   266,325

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                    GUARANTEED CHARGES                             CURRENT CHARGES
                 ---------------------------------------------------------   ----------------------------
END                  0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
 21     1,323    14,609   14,609   214,609     68,894    68,894   268,894     74,403    74,403   274,403
 22     1,323    14,465   14,465   214,465     76,467    76,467   276,467     83,285    83,285   283,285
 23     1,323    14,106   14,106   214,106     84,631    84,631   284,631     93,040    93,040   293,040
 24     1,323    13,502   13,502   213,502     93,417    93,417   293,417    103,764   103,764   303,764
 25     1,323    12,612   12,612   212,612    102,847   102,847   302,847    115,556   115,556   315,556
 26     1,323    11,384   11,384   211,384    112,933   112,933   312,933    128,508   128,508   328,508
 27     1,323     9,747    9,747   209,747    123,665   123,665   323,665    142,729   142,729   342,729
 28     1,323     7,609    7,609   207,609    135,013   135,013   335,013    158,327   158,327   358,327
 29     1,323     4,862    4,862   204,862    146,923   146,923   346,923    175,390   175,390   375,390
 30     1,323     1,394    1,394   201,394    159,330   159,330   359,330    194,025   194,025   394,025
 31     1,323    LAPSED   LAPSED    LAPSED    172,158   172,158   372,158    214,374   214,374   414,374
 32     1,323                                 185,324   185,324   385,324    236,568   236,568   436,568
 33     1,323                                 198,734   198,734   398,734    260,740   260,740   460,740
 34     1,323                                 212,273   212,273   412,273    287,030   287,030   487,030
 35     1,323                                 225,775   225,775   425,775    315,585   315,585   515,585
 36     1,323                                 239,009   239,009   439,009    346,557   346,557   546,557
 37     1,323                                 251,664   251,664   451,664    380,119   380,119   580,119
 38     1,323                                 263,343   263,343   463,343    416,452   416,452   616,452
 39     1,323                                 273,590   273,590   473,590    455,605   455,605   655,605
 40     1,323                                 281,914   281,914   481,914    497,648   497,648   697,648
 41     1,323                                 287,800   287,800   487,800    542,796   542,796   742,796
 42     1,323                                 290,699   290,699   490,699    591,132   591,132   791,132
 43     1,323                                 290,020   290,020   490,020    642,759   642,759   842,759
 44     1,323                                 285,115   285,115   485,115    697,665   697,665   897,665
 45     1,323                                 275,226   275,226   475,226    755,925   755,925   955,925

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                          GUARANTEED CHARGES                                      CURRENT CHARGES
                 ---------------------------------------------------------------------   ---------------------------------
END                      0.00% (-.75% NET)                  12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM     CASH        FUND        DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 46     1,323                                        259,465     259,465     459,465       817,620     817,620   1,017,620
 47     1,323                                        236,730     236,730     436,730       882,817     882,817   1,082,817
 48     1,323                                        205,574     205,574     405,574       951,581     951,581   1,151,581
 49     1,323                                        163,883     163,883     363,883     1,024,768   1,024,768   1,224,768
 50     1,323                                        108,104     108,104     308,104     1,102,720   1,102,720   1,302,720

 51     1,323                                         31,694      31,694     231,694     1,185,289   1,185,289   1,385,289
 52     1,323                                         LAPSED      LAPSED      LAPSED     1,271,777   1,271,777   1,471,777
 53     1,323                                                                            1,363,635   1,363,635   1,563,635
 54     1,323                                                                            1,461,256   1,461,256   1,661,256
 55     1,323                                                                            1,565,213   1,565,213   1,765,213

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2
                                                                    Form # C1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1        692          0      372   200,000         0      372   200,000         0      372   200,000
   5        692      1,394    1,803   200,000     1,394    1,803   200,000     1,405    1,814   200,000
   10       692      3,378    3,446   200,000     3,378    3,446   200,000     3,434    3,502   200,000
   20       692      7,659    7,659   200,000     7,659    7,659   200,000     8,137    8,137   200,000
@ Age 70    692      3,199    3,199   200,000     3,199    3,199   200,000    10,321   10,321   200,000
@ Age 85      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 43 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 OF    PREMIUM   CASH    FUND     DEATH     CASH    FUND     DEATH     CASH    FUND     DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1      692        0     372    200,000       0     372    200,000       0     372    200,000
  2      692      124     738    200,000     124     738    200,000     126     739    200,000
  3      692      553    1,098   200,000     553    1,098   200,000     557    1,102   200,000
  4      692      976    1,453   200,000     976    1,453   200,000     983    1,460   200,000
  5      692     1,394   1,803   200,000    1,394   1,803   200,000    1,405   1,814   200,000
  6      692     1,805   2,146   200,000    1,805   2,146   200,000    1,822   2,163   200,000
  7      692     2,209   2,482   200,000    2,209   2,482   200,000    2,233   2,506   200,000
  8      692     2,607   2,811   200,000    2,607   2,811   200,000    2,639   2,844   200,000
  9      692     2,996   3,133   200,000    2,996   3,133   200,000    3,039   3,176   200,000
 10      692     3,378   3,446   200,000    3,378   3,446   200,000    3,434   3,502   200,000
 11      692     3,938   3,938   200,000    3,938   3,938   200,000    4,008   4,008   200,000
 12      692     4,418   4,418   200,000    4,418   4,418   200,000    4,507   4,507   200,000
 13      692     4,885   4,885   200,000    4,885   4,885   200,000    4,996   4,996   200,000
 14      692     5,338   5,338   200,000    5,338   5,338   200,000    5,476   5,476   200,000
 15      692     5,776   5,776   200,000    5,776   5,776   200,000    5,947   5,947   200,000
 16      692     6,197   6,197   200,000    6,197   6,197   200,000    6,407   6,407   200,000
 17      692     6,599   6,599   200,000    6,599   6,599   200,000    6,856   6,856   200,000
 18      692     6,979   6,979   200,000    6,979   6,979   200,000    7,295   7,295   200,000
 19      692     7,333   7,333   200,000    7,333   7,333   200,000    7,722   7,722   200,000
 20      692     7,659   7,659   200,000    7,659   7,659   200,000    8,137   8,137   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 21      692      7,952    7,952   200,000     7,952    7,952   200,000     8,540    8,540   200,000
 22      692      8,207    8,207   200,000     8,207    8,207   200,000     8,926    8,926   200,000
 23      692      8,422    8,422   200,000     8,422    8,422   200,000     9,291    9,291   200,000
 24      692      8,589    8,589   200,000     8,589    8,589   200,000     9,633    9,633   200,000
 25      692      8,702    8,702   200,000     8,702    8,702   200,000     9,949    9,949   200,000
 26      692      8,751    8,751   200,000     8,751    8,751   200,000    10,234   10,234   200,000
 27      692      8,725    8,725   200,000     8,725    8,725   200,000    10,483   10,483   200,000
 28      692      8,605    8,605   200,000     8,605    8,605   200,000    10,691   10,691   200,000
 29      692      8,371    8,371   200,000     8,371    8,371   200,000    10,847   10,847   200,000
 30      692      8,001    8,001   200,000     8,001    8,001   200,000    10,946   10,946   200,000
 31      692      7,472    7,472   200,000     7,472    7,472   200,000    10,976   10,976   200,000
 32      692      6,756    6,756   200,000     6,756    6,756   200,000    10,938   10,938   200,000
 33      692      5,829    5,829   200,000     5,829    5,829   200,000    10,816   10,816   200,000
 34      692      4,658    4,658   200,000     4,658    4,658   200,000    10,612   10,612   200,000
 35      692      3,199    3,199   200,000     3,199    3,199   200,000    10,321   10,321   200,000
 36      692      1,391    1,391   200,000     1,391    1,391   200,000     9,923    9,923   200,000
 37      692     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     9,401    9,401   200,000
 38      692                                                                8,729    8,729   200,000
 39      692                                                                7,850    7,850   200,000
 40      692                                                                6,715    6,715   200,000
 41      692                                                                5,297    5,297   200,000
 42      692                                                                3,539    3,539   200,000
 43      692                                                                1,372    1,372   200,000
 44        0                                                               LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
    1       692          0      372   200,000         0      401   200,000         0      401   200,000
    5       692      1,394    1,803   200,000     1,787    2,196   200,000     1,799    2,208   200,000
   10       692      3,378    3,446   200,000     4,843    4,911   200,000     4,910    4,978   200,000
   20       692      7,659    7,659   200,000    14,444   14,444   200,000    15,069   15,069   200,000
@ Age 70    692      3,199    3,199   200,000    28,871   28,871   200,000    38,320   38,320   200,000
@ Age 85    692     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    40,951   40,951   200,000
@ Age 90      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 45 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 54 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                  GUARANTEED CHARGES                          CURRENT CHARGES
                 -----------------------------------------------------   --------------------------
END                 0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1      692        0     372    200,000         0      401   200,000         0      401   200,000
  2      692      124     738    200,000       207      821   200,000       209      822   200,000
  3      692      553    1,098   200,000       714    1,259   200,000       718    1,263   200,000
  4      692      976    1,453   200,000     1,240    1,717   200,000     1,248    1,725   200,000
  5      692     1,394   1,803   200,000     1,787    2,196   200,000     1,799    2,208   200,000
  6      692     1,805   2,146   200,000     2,354    2,695   200,000     2,373    2,714   200,000
  7      692     2,209   2,482   200,000     2,943    3,216   200,000     2,970    3,243   200,000
  8      692     2,607   2,811   200,000     3,554    3,758   200,000     3,592    3,796   200,000
  9      692     2,996   3,133   200,000     4,187    4,323   200,000     4,238    4,374   200,000
 10      692     3,378   3,446   200,000     4,843    4,911   200,000     4,910    4,978   200,000
 11      692     3,938   3,938   200,000     5,716    5,716   200,000     5,802    5,802   200,000
 12      692     4,418   4,418   200,000     6,554    6,554   200,000     6,663    6,663   200,000
 13      692     4,885   4,885   200,000     7,425    7,425   200,000     7,564    7,564   200,000
 14      692     5,338   5,338   200,000     8,329    8,329   200,000     8,504    8,504   200,000
 15      692     5,776   5,776   200,000     9,268    9,268   200,000     9,485    9,485   200,000
 16      692     6,197   6,197   200,000    10,240   10,240   200,000    10,509   10,509   200,000
 17      692     6,599   6,599   200,000    11,246   11,246   200,000    11,578   11,578   200,000
 18      692     6,979   6,979   200,000    12,282   12,282   200,000    12,693   12,693   200,000
 19      692     7,333   7,333   200,000    13,349   13,349   200,000    13,856   13,856   200,000
 20      692     7,659   7,659   200,000    14,444   14,444   200,000    15,069   15,069   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 21      692      7,952    7,952   200,000    15,563   15,563   200,000    16,334   16,334   200,000
 22      692      8,207    8,207   200,000    16,704   16,704   200,000    17,648   17,648   200,000
 23      692      8,422    8,422   200,000    17,865   17,865   200,000    19,011   19,011   200,000
 24      692      8,589    8,589   200,000    19,039   19,039   200,000    20,422   20,422   200,000
 25      692      8,702    8,702   200,000    20,222   20,222   200,000    21,881   21,881   200,000
 26      692      8,751    8,751   200,000    21,404   21,404   200,000    23,386   23,386   200,000
 27      692      8,725    8,725   200,000    22,574   22,574   200,000    24,934   24,934   200,000
 28      692      8,605    8,605   200,000    23,715   23,715   200,000    26,522   26,522   200,000
 29      692      8,371    8,371   200,000    24,807   24,807   200,000    28,143   28,143   200,000
 30      692      8,001    8,001   200,000    25,826   25,826   200,000    29,795   29,795   200,000
 31      692      7,472    7,472   200,000    26,749   26,749   200,000    31,466   31,466   200,000
 32      692      6,756    6,756   200,000    27,548   27,548   200,000    33,161   33,161   200,000
 33      692      5,829    5,829   200,000    28,193   28,193   200,000    34,867   34,867   200,000
 34      692      4,658    4,658   200,000    28,650   28,650   200,000    36,588   36,588   200,000
 35      692      3,199    3,199   200,000    28,871   28,871   200,000    38,320   38,320   200,000
 36      692      1,391    1,391   200,000    28,793   28,793   200,000    40,049   40,049   200,000
 37      692     LAPSED   LAPSED    LAPSED    28,331   28,331   200,000    41,761   41,761   200,000
 38      692                                  27,373   27,373   200,000    43,436   43,436   200,000
 39      692                                  25,778   25,778   200,000    45,026   45,026   200,000
 40      692                                  23,383   23,383   200,000    46,493   46,493   200,000
 41      692                                  19,998   19,998   200,000    47,811   47,811   200,000
 42      692                                  15,398   15,398   200,000    48,934   48,934   200,000
 43      692                                   9,316    9,316   200,000    49,806   49,806   200,000
 44      692                                   1,409    1,409   200,000    50,358   50,358   200,000
 45      692                                  LAPSED   LAPSED    LAPSED    50,512   50,512   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 46      692                                                               50,172   50,172   200,000
 47      692                                                               49,233   49,233   200,000
 48      692                                                               47,567   47,567   200,000
 49      692                                                               44,907   44,907   200,000
 50      692                                                               40,951   40,951   200,000
 51      692                                                               35,444   35,444   200,000
 52      692                                                               27,929   27,929   200,000
 53      692                                                               17,835   17,835   200,000
 54      692                                                                4,293    4,293   200,000
 55        0                                                               LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1        752          0      427   200,000            0         494     200,000           0         494     200,000
   5        752      1,666    2,075   200,000        2,639       3,048     200,000       2,652       3,061     200,000
   10       752      3,909    3,977   200,000        8,003       8,071     200,000       8,083       8,151     200,000
   20       752      8,669    8,669   200,000       33,071      33,071     200,000      33,910      33,910     200,000
@ Age 70    752      4,917    4,977   200,000      167,827     167,827     200,000     178,658     178,658     207,243
@ Age 85    752     LAPSED   LAPSED    LAPSED      782,457     782,457     821,850     850,995     850,995     893,545
@ Age 90    752     LAPSED   LAPSED    LAPSED    1,266,476   1,266,476   1,329,799   1,406,952   1,406,952   1,477,299

* Policy lapses in policy year 38 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                  GUARANTEED CHARGES                          CURRENT CHARGES
                 -----------------------------------------------------   --------------------------
END                 0.00% (-.75% NET)          12.00% (11.25% NET)          12.00% (11.25% NET)
 OF    PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1      752        0     427    200,000         0      494   200,000         0      494   200,000
  2      752      235     849    200,000       426    1,039   200,000       427    1,041   200,000
  3      752      719    1,264   200,000     1,097    1,643   200,000     1,102    1,647   200,000
  4      752     1,196   1,673   200,000     1,833    2,310   200,000     1,841    2,318   200,000
  5      752     1,666   2,075   200,000     2,639    3,048   200,000     2,652    3,061   200,000
  6      752     2,130   2,471   200,000     3,522    3,863   200,000     3,543    3,884   200,000
  7      752     2,587   2,860   200,000     4,491    4,764   200,000     4,522    4,795   200,000
  8      752     3,036   3,240   200,000     5,554    5,769   200,000     5,598    5,803   200,000
  9      752     3,477   3,613   200,000     6,721    6,858   200,000     6,781    6,918   200,000
 10      752     3,909   3,977   200,000     8,003    8,071   200,000     8,083    8,151   200,000
 11      752     4,519   4,519   200,000     9,611    9,611   200,000     9,716    9,716   200,000
 12      752     5,048   5,048   200,000    11,312   11,312   200,000    11,449   11,449   200,000
 13      752     5,564   5,564   200,000    13,191   13,191   200,000    13,366   13,366   200,000
 14      752     6,066   6,066   200,000    15,265   15,265   200,000    15,487   15,487   200,000
 15      752     6,552   6,552   200,000    17,554   17,554   200,000    17,835   17,835   200,000
 16      752     7,021   7,021   200,000    20,081   20,081   200,000    20,432   20,432   200,000
 17      752     7,470   7,470   200,000    22,869   22,869   200,000    23,307   23,307   200,000
 18      752     7,896   7,896   200,000    25,943   25,943   200,000    26,489   26,489   200,000
 19      752     8,297   8,297   200,000    29,333   29,333   200,000    30,011   30,011   200,000
 20      752     8,669   8,669   200,000    33,071   33,071   200,000    33,910   33,910   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Model Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                  GUARANTEED CHARGES                         CURRENT CHARGES
                 ----------------------------------------------------   --------------------------
END                 0.00% (-.75% NET)         12.00% (11.25% NET)          12.00% (11.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH     CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE   PROCEEDS    VALUE    VALUE   PROCEEDS
 21      752      9,007   9,007  200,000    37,191   37,191  200,000     38,227   38,227  200,000
 22      752      9,308   9,308  200,000    41,732   41,732  200,000     43,002   43,002  200,000
 23      752      9,568   9,568  200,000    46,738   46,738  200,000     48,285   48,285  200,000
 24      752      9,780   9,780  200,000    52,259   52,259  200,000     54,128   54,128  200,000
 25      752      9,939   9,939  200,000    58,346   58,346  200,000     60,591   60,591  200,000
 26      752     10,033  10,033  200,000    65,058   65,058  200,000     67,740   67,740  200,000
 27      752     10,051  10,051  200,000    72,461   72,461  200,000     75,650   75,650  200,000
 28      752      9,977   9,977  200,000    80,625   80,625  200,000     84,401   84,401  200,000
 29      752      9,789   9,789  200,000    89,630   89,630  200,000     94,085   94,085  200,000
 30      752      9,466   9,466  200,000    99,570   99,570  200,000    104,805  104,805  200,000
 31      752      8,984   8,984  200,000   110,552  110,552  200,000    116,677  116,677  200,000
 32      752      8,318   8,318  200,000   122,705  122,705  200,000    129,837  129,837  200,000
 33      752      7,441   7,441  200,000   136,178  136,178  200,000    144,435  144,435  200,000
 34      752      6,322   6,322  200,000   151,150  151,150  200,000    160,644  160,644  200,000
 35      752      4,917   4,917  200,000   167,827  167,827  200,000    178,658  178,658  207,243
 36      752      3,168   3,168  200,000   186,409  186,409  214,370    198,626  198,626  228,420
 37      752        993     993  200,000   206,982  206,982  233,890    220,750  220,750  249,448
 38      752     LAPSED  LAPSED   LAPSED   229,750  229,750  255,022    245,266  245,266  272,245
 39      752                               254,960  254,960  277,906    272,433  272,433  296,952
 40      752                               282,902  282,902  302,705    302,549  302,549  323,727
 41      752                               313,914  313,914  329,610    335,950  335,950  352,747
 42      752                               348,169  348,169  365,578    372,932  372,932  391,578
 43      752                               385,986  385,986  405,286    413,868  413,868  434,562
 44      752                               427,711  427,711  449,096    459,171  459,171  482,130
 45      752                               473,714  473,714  497,400    509,290  509,290  534,755

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                                  CURRENT CHARGES
                 --------------------------------------------------------------   ---------------------------------
END                  0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 46      752                                    524,390     524,390     550,610     564,718     564,718     592,954
 47      752                                    580,157     580,157     609,165     625,997     625,997     657,296
 48      752                                    641,449     641,449     673,522     693,715     693,715     728,400
 49      752                                    708,723     708,723     744,159     768,491     768,491     806,915
 50      752                                    782,457     782,457     821,580     850,995     850,995     893,545
 51      752                                    863,156     863,156     906,314     941,977     941,977     989,076
 52      752                                    951,349     951,349     998,916   1,042,214   1,042,214   1,094,325
 53      752                                  1,047,586   1,047,586   1,099,965   1,152,541   1,152,541   1,210,168
 54      752                                  1,152,437   1,152,437   1,210,059   1,273,812   1,273,812   1,337,502
 55      752                                  1,266,476   1,266,476   1,329,799   1,406,952   1,406,952   1,477,299
 56      752                                  1,390,268   1,390,268   1,459,781   1,552,930   1,552,930   1,630,576
 57      752                                  1,528,124   1,528,124   1,589,249   1,714,810   1,714,810   1,783,402
 58      752                                  1,682,512   1,682,512   1,732,988   1,894,915   1,894,915   1,951,763
 59      752                                  1,856,533   1,856,533   1,893,663   2,096,226   2,096,226   2,138,151
 60      752                                  2,054,256   2,054,256   2,074,798   2,322,142   2,322,142   2,345,364
 61      752                                  2,271,977   2,271,977   2,294,697   2,572,026   2,572,026   2,597,746
 62      752                                  2,510,789   2,510,789   2,535,897   2,848,279   2,848,279   2,876,762
 63      752                                  2,770,322   2,770,322   2,798,025   3,153,733   3,153,733   3,185,271
 64      752                                  3,052,609   3,052,609   3,083,135   3,491,411   3,491,411   3,526,325
 65      752                                  3,363,589   3,363,589   3,397,225   3,864,651   3,864,651   3,903,298

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,170         0    1,545   200,000         0    1,545   200,000         0    1,545   200,000
   5       2,170     5,953    7,234   200,000     5,953    7,234   200,000     6,253    7,535   200,000
   10      2,170    12,529   12,743   200,000    12,529   12,743   200,000    14,272   14,485   200,000
   20      2,170    11,537   11,537   200,000    11,537   11,537   200,000    26,998   26,998   200,000
@ Age 70   2,170    16,454   16,454   200,000    16,454   16,454   200,000    22,267   22,267   200,000
@ Age 85   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     8,456    8,456   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 31 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/08/2000
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                 GUARANTEED CHARGES                        CURRENT CHARGES
                 ---------------------------------------------------   ------------------------
END                 0.00% (-.75% NET)          0.00% (-.75% NET)          0.00% (-.75% NET)
 OF    PREMIUM    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1     2,170         0   1,545  200,000         0   1,545  200,000         0   1,545  200,000
  2     2,170     1,117   3,040  200,000     1,117   3,040  200,000     1,149   3,072  200,000
  3     2,170     2,781   4,490  200,000     2,781   4,490  200,000     2,871   4,580  200,000
  4     2,170     4,395   5,890  200,000     4,395   5,890  200,000     4,572   6,068  200,000
  5     2,170     5,953   7,234  200,000     5,953   7,234  200,000     6,253   7,535  200,000
  6     2,170     7,447   8,515  200,000     7,447   8,515  200,000     7,911   8,979  200,000
  7     2,170     8,867   9,721  200,000     8,867   9,721  200,000     9,545  10,399  200,000
  8     2,170    10,199  10,840  200,000    10,199  10,840  200,000    11,151  11,792  200,000
  9     2,170    11,427  11,854  200,000    11,427  11,854  200,000    12,728  13,155  200,000
 10     2,170    12,529  12,743  200,000    12,529  12,743  200,000    14,272  14,485  200,000
 11     2,170    13,883  13,883  200,000    13,883  13,883  200,000    16,170  16,170  200,000
 12     2,170    14,851  14,851  200,000    14,851  14,851  200,000    17,803  17,803  200,000
 13     2,170    15,622  15,622  200,000    15,622  15,622  200,000    19,378  19,378  200,000
 14     2,170    16,168  16,168  200,000    16,168  16,168  200,000    20,871  20,871  200,000
 15     2,170    16,454  16,454  200,000    16,454  16,454  200,000    22,267  22,267  200,000
 16     2,170    16,428  16,428  200,000    16,428  16,428  200,000    23,533  23,533  200,000
 17     2,170    16,024  16,024  200,000    16,024  16,024  200,000    24,659  24,659  200,000
 18     2,170    15,151  15,151  200,000    15,151  15,151  200,000    25,625  25,625  200,000
 19     2,170    13,698  13,698  200,000    13,698  13,698  200,000    26,412  26,412  200,000
 20     2,170    11,537  11,537  200,000    11,537  11,537  200,000    26,998  26,998  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                 GUARANTEED CHARGES                      CURRENT CHARGES
                 --------------------------------------------------  ------------------------
END                 0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF    PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 21     2,170     8,527   8,527  200,000    8,527   8,527  200,000   27,363  27,363  200,000
 22     2,170     4,504   4,504  200,000    4,504   4,504  200,000   27,443  27,443  200,000
 23     2,170    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   27,185  27,185  200,000
 24     2,170                                                        26,523  26,523  200,000
 25     2,170                                                        25,383  25,383  200,000
 26     2,170                                                        23,676  23,676  200,000
 27     2,170                                                        21,304  21,304  200,000
 28     2,170                                                        18,153  18,153  200,000
 29     2,170                                                        13,965  13,965  200,000
 30     2,170                                                         8,456   8,456  200,000
 31     2,170                                                         1,411   1,411  200,000
 32         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,170         0    1,545   200,000         0    1,651   200,000         0    1,651   200,000
   5       2,170     5,953    7,234   200,000     7,464    8,746   200,000     7,791    9,073   200,000
   10      2,170    12,529   12,743   200,000    18,144   18,358   200,000    20,177   20,391   200,000
   20      2,170    11,537   11,537   200,000    34,505   34,505   200,000    53,807   53,807   200,000
@ Age 70   2,170    16,454   16,454   200,000    29,157   29,157   200,000    36,248   36,248   200,000
@ Age 85   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    82,468   82,468   200,000
@ Age 90   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    72,797   72,797   200,000

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 39 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/07/2000
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     2,170         0    1,545   200,000         0    1,651   200,000         0    1,651   200,000
  2     2,170     1,117    3,040   200,000     1,424    3,347   200,000     1,458    3,380   200,000
  3     2,170     2,781    4,490   200,000     3,388    5,097   200,000     3,483    5,192   200,000
  4     2,170     4,395    5,890   200,000     5,403    6,898   200,000     5,593    7,089   200,000
  5     2,170     5,953    7,234   200,000     7,464    8,746   200,000     7,791    9,073   200,000
  6     2,170     7,447    8,515   200,000     9,565   10,634   200,000    10,080   11,148   200,000
  7     2,170     8,867    9,721   200,000    11,699   12,553   200,000    12,461   13,316   200,000
  8     2,170    10,199   10,840   200,000    13,851   14,492   200,000    14,937   15,578   200,000
  9     2,170    11,427   11,854   200,000    16,007   16,434   200,000    17,508   17,936   200,000
 10     2,170    12,529   12,743   200,000    18,144   18,358   200,000    20,177   20,391   200,000
 11     2,170    13,883   13,883   200,000    20,656   20,656   200,000    23,351   23,351   200,000
 12     2,170    14,851   14,851   200,000    22,911   22,911   200,000    26,423   26,423   200,000
 13     2,170    15,622   15,622   200,000    25,101   25,101   200,000    29,607   29,607   200,000
 14     2,170    16,168   16,168   200,000    27,195   27,195   200,000    32,885   32,885   200,000
 15     2,170    16,454   16,454   200,000    29,157   29,157   200,000    36,248   36,248   200,000
 16     2,170    16,428   16,428   200,000    30,935   30,935   200,000    39,673   39,673   200,000
 17     2,170    16,024   16,024   200,000    32,460   32,460   200,000    43,153   43,153   200,000
 18     2,170    15,151   15,151   200,000    33,641   33,641   200,000    46,676   46,676   200,000
 19     2,170    13,698   13,698   200,000    34,366   34,366   200,000    50,231   50,231   200,000
 20     2,170    11,537   11,537   200,000    34,505   34,505   200,000    53,807   53,807   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the cash value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                     Form #C1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                   GUARANTEED CHARGES                           CURRENT CHARGES
                 -------------------------------------------------------   --------------------------
END                  0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 21     2,170     8,527    8,527   200,000    33,907   33,907   200,000    57,392   57,392   200,000
 22     2,170     4,504    4,504   200,000    32,405   32,405   200,000    60,943   60,943   200,000
 23     2,170    LAPSED   LAPSED    LAPSED    29,795   29,795   200,000    64,424   64,424   200,000
 24     2,170                                 25,826   25,826   200,000    67,794   67,794   200,000
 25     2,170                                 20,158   20,158   200,000    71,009   71,009   200,000
 26     2,170                                 12,321   12,321   200,000    74,015   74,015   200,000
 27     2,170                                  1,663    1,663   200,000    76,762   76,762   200,000
 28     2,170                                 LAPSED   LAPSED    LAPSED    79,187   79,187   200,000
 29     2,170                                                              81,142   81,142   200,000
 30     2,170                                                              82,468   82,468   200,000
 31     2,170                                                              83,065   83,065   200,000
 32     2,170                                                              82,715   82,715   200,000
 33     2,170                                                              81,165   81,165   200,000
 34     2,170                                                              78,015   78,015   200,000
 35     2,170                                                              72,797   72,797   200,000
 36     2,170                                                              64,871   64,871   200,000
 37     2,170                                                              53,333   53,333   200,000
 38     2,170                                                              36,880   36,880   200,000
 39     2,170                                                              14,316   14,316   200,000
 40         0                                                              LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                      GUARANTEED CHARGES*          GUARANTEED CHARGES**            CURRENT CHARGES***
                    ------------------------   ----------------------------   ----------------------------
            NET        0.00% (-.75% NET)           12.00% (11.25% NET)            12.00% (11.25% NET)
 POLICY   PREMIUM    CASH    FUND    DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE   VALUE   PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       2,305         0   1,672  200,000          0     1,898   200,000          0     1,898   200,000
   5       2,305     6,574   7,855  200,000     10,124    11,406   200,000     10,480    11,761   200,000
   10      2,305    13,746  13,960  200,000     28,670    28,884   200,000     31,029    31,243   200,000
   20      2,305    14,044  14,044  200,000     98,767    93,767   200,000    121,796   121,796   200,000
@ Age 70   2,305    18,271  18,271  200,000     57,216    57,216   200,000     65,766    65,766   200,000
@ Age 85   2,305    LAPSED  LAPSED   LAPSED    281,195   281,195   295,254    373,510   373,510   392,185
@ Age 90   2,305    LAPSED  LAPSED   LAPSED    467,839   467,839   491,231    630,322   630,322   661,839

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

                                ------------------------------------- ----------------
                                Signature of Applicant or Policyowner Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------- --------------------------
                                Signature of Representative Date

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                     Form #C1-98
Initial Modal Premium: $2,305.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                       GUARANTEED CHARGES                                 CURRENT CHARGES
                 ---------------------------------------------------------------   ------------------------------
END                    0.00% (-.75% NET)               12.00% (11.25% NET)              12.00% (11.25% NET)
 OF    PREMIUM     CASH       FUND      DEATH       CASH       FUND      DEATH       CASH       FUND      DEATH
YEAR   OUTLAY     VALUE      VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS
  1     2,305          0      1,672    200,000          0      1,898    200,000          0      1,898    200,000
  2     2,305      1,370      3,292    200,000      2,044      3,967    200,000      2,078      4,001    200,000
  3     2,305      3,157      4,866    200,000      4,522      6,231    200,000      4,621      6,330    200,000
  4     2,305      4,894      6,389    200,000      7,209      8,705    200,000      7,412      8,908    200,000
  5     2,305      6,574      7,855    200,000     10,124     11,406    200,000     10,480     11,761    200,000
  6     2,305      8,188      9,256    200,000     13,283     14,351    200,000     13,850     14,918    200,000
  7     2,305      9,728     10,583    200,000     16,701     17,556    200,000     17,555     18,409    200,000
  8     2,305     11,180     11,821    200,000     20,396     21,037    200,000     21,627     22,268    200,000
  9     2,305     12,526     12,953    200,000     24,381     24,808    200,000     26,105     26,533    200,000
 10     2,305     13,746     13,960    200,000     28,670     28,884    200,000     31,029     31,243    200,000
 11     2,305     15,218     15,218    200,000     33,709     33,709    200,000     36,867     36,867    200,000
 12     2,305     16,304     16,304    200,000     38,923     38,923    200,000     43,073     43,073    200,000
 13     2,305     17,195     17,195    200,000     44,556     44,556    200,000     49,921     49,921    200,000
 14     2,305     17,862     17,862    200,000     50,642     50,642    200,000     57,462     57,462    200,000
 15     2,305     18,271     18,271    200,000     57,216     57,216    200,000     65,766     65,766    200,000
 16     2,305     18,371     18,371    200,000     64,313     64,313    200,000     74,897     74,897    200,000
 17     2,305     18,097     18,097    200,000     71,971     71,971    200,000     84,952     84,952    200,000
 18     2,305     17,360     17,360    200,000     80,228     80,228    200,000     96,034     96,034    200,000
 19     2,305     16,050     16,050    200,000     89,135     89,135    200,000    108,267    108,267    200,000
 20     2,305     14,044     14,044    200,000     98,767     98,767    200,000    121,796    121,796    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                    Form # C1-98
Initial Modal Premium: $2,305.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                          GUARANTEED CHARGES                                     CURRENT CHARGES
                 --------------------------------------------------------------------   ---------------------------------
END                     0.00% (-.75% NET)                  12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM     CASH        FUND       DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY      VALUE       VALUE     PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 21     2,305     11,201      11,201     200,000      109,232     109,232     200,000     136,794     136,794     200,000
 22     2,305      7,362       7,362     200,000      120,687     120,687     200,000     153,452     153,452     200,000
 23     2,305      2,345       2,345     200,000      133,346     133,346     200,000     172,013     172,013     200,000
 24     2,305     LAPSED      LAPSED      LAPSED      147,501     147,501     200,000     192,778     192,778     202,417
 25     2,305                                         163,539     163,539     200,000     215,879     215,879     226,673
 26     2,305                                         181,992     181,992     200,000     241,434     241,434     253,506
 27     2,305                                         203,336     203,336     213,503     269,693     269,693     283,177
 28     2,305                                         226,913     226,913     238,259     300,929     300,929     315,975
 29     2,305                                         252,804     252,804     265,444     335,431     335,431     352,202
 30     2,305                                         281,195     281,195     295,254     373,510     373,510     392,185
 31     2,305                                         312,283     312,283     327,897     415,513     415,513     436,288
 32     2,305                                         346,273     346,273     363,587     461,801     461,801     484,891
 33     2,305                                         383,381     383,381     402,550     512,761     512,761     538,399
 34     2,305                                         423,829     423,829     445,020     568,792     568,792     597,232
 35     2,305                                         467,839     467,839     491,231     630,322     630,322     661,839
 36     2,305                                         515,634     515,634     541,416     697,802     697,802     732,692
 37     2,305                                         568,826     568,826     591,579     772,607     772,607     803,512
 38     2,305                                         628,355     628,355     647,206     855,804     855,804     881,478
 39     2,305                                         695,405     695,405     709,313     948,756     948,756     967,731
 40     2,305                                         771,529     771,529     779,244   1,053,025   1,053,025   1,063,555
 41     2,305                                         855,360     855,360     863,914   1,168,357   1,168,357   1,180,041
 42     2,305                                         947,326     947,326     956,800   1,295,863   1,295,863   1,308,822
 43     2,305                                       1,047,302   1,047,302   1,057,775   1,436,849   1,436,849   1,451,217
 44     2,305                                       1,156,068   1,156,068   1,167,629   1,592,709   1,592,709   1,608,636
 45     2,305                                       1,275,890   1,275,890   1,288,649   1,764,985   1,764,985   1,782,635

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1
                                                                     Form #C1-98
Initial Modal Premium: $2,305.37-Premium Mode: Annual-Riders: None